As filed with the U.S. Securities and Exchange Commission on March 29, 1999

                                                               File No. 2-73948
                                                               File No. 811-3258

                         SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C.  20549

                                     FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [X]
     Pre-Effective Amendment No.                                           [ ]


     Post-Effective Amendment No. 53                                       [X]
                                  --

                         and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [X]

     Amendment No. 54                                                      [X]
                   --


                         (Check appropriate box or boxes.)
                        DFA INVESTMENT DIMENSIONS GROUP INC.


                     ------------------------------------------
                 (Exact Name of Registrant as Specified in Charter)

1299 Ocean Avenue, 11th Floor, Santa Monica CA                90401
----------------------------------------------                -----
(Address of Principal Executive Office)                    (Zip Code)


Registrant's Telephone Number, including Area Code   (310) 395-8005
                                                   ------------------


                Irene R. Diamant, Vice President and Secretary
                    DFA Investment Dimensions Group Inc.,
        1299 Ocean Avenue, 11th Floor, Santa Monica, California  90401
        --------------------------------------------------------------
                    (Name and Address of Agent for Service)

Please send copies of all communications to:

                              Stephen W. Kline, Esquire
                        Stradley, Ronon, Stevens & Young, LLP
                            Great Valley Corporate Center
                               30 Valley Stream Parkway
                          Malvern, PA 19355, (610) 640-5801

It is proposed that this filing will become effective (check appropriate box):

 ..... immediately upon filing pursuant to paragraph (b).
 ..X.. on March 30, 1999 pursuant to paragraph (b)
 ..... 60 days after filing pursuant to paragraph (a)(1)
 ..... on (date) pursuant to paragraph (a)(1)
 ..... 75 days after filing pursuant to paragraph (a)(2)
 ..... on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

 ..... This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

      The Trustees and principal officers of The DFA Investment Trust
          Company also have executed this registration statement.

                       Title of Securities Being Registered
            ............................................................
                              VA Large Value Portfolio
                              VA Small Value Portfolio
                          VA International Value Portfolio
                          VA International Small Portfolio
                           VA Short-Term Fixed Portfolio
                              VA Global Bond Portfolio
                RWB/DFA International High Book to Market Portfolio


                                  C O N T E N T S

This Post-Effective Amendment No. 51 to Registration File Nos. 2-73948/811-3258 includes the following:


1.   Facing Page (1)
2.   Contents Page
3. Part A - Prospectus relating to the Registrant's VA Large Value Portfolio, VA Small Value Portfolio, VA International Value Portfolio, VA International Small Portfolio, VA Short-Term Fixed Portfolio, and VA Global Bond Portfolio series of shares
4.   Part A - Prospectus (2)
5. Part B - Statement of Additional Information relating to the Registrant's VA Large Value Portfolio, VA Small Value Portfolio, VA International Value Portfolio, VA International Small Portfolio, VA Short-Term Fixed Portfolio, and VA Global Bond Portfolio series of shares
6.   Part B - Statement of Additional Information (2)
7.   Part C - Other Information
8.   Signatures

(1) This Post-Effective Amendment relates to the Registrant's VA Large Value Portfolio, VA Small Value Portfolio, VA International Value Portfolio, VA International Small Portfolio, VA Short-Term Fixed Portfolio, VA Global Bond Portfolio, and RWB/DFA International High Book to Market Portfolio series of shares.

(2) The Registrant's Prospectus and Statement of Additional Information relating to the RWB/DFA International High Book to Market Portfolio series dated March 30, 1999 are incorporated into this filing by reference to the electronic filing of 1933 Act Post-Effective Amendment No. 53 to the Registration Statement of Dimensional Investment Group, Inc. filed January 26, 1999 (File Nos. 33-33980/811-6067).

                                  PROSPECTUS
                                March 30, 1999
 PLEASE CAREFULLY READ THE IMPORTANT INFORMATION IT CONTAINS BEFORE INVESTING.







                     DFA INVESTMENT DIMENSIONS GROUP INC.

 The mutual fund described in this Prospectus offers a variety of investment portfolios. Each listed Portfolio: -Has its own investment objective and policies, and is the equivalent of a separate mutual fund. -Is exclusively available to insurance company separate accounts funding variable life and variable annuity contracts. -Does not charge a sales commission or "load".-
 -Is designed for long-term investors.

                          DOMESTIC EQUITY PORTFOLIOS

         VA Large Value Portfolio             VA Small Value Portfolio


                        INTERNATIONAL EQUITY PORTFOLIOS

  VA International Value Portfolio             VA International Small Portfolio


                            FIXED INCOME PORTFOLIOS

      VA Short-Term Fixed Portfolio             VA Global Bond Portfolio





   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                              TABLE OF CONTENTS

RISK/RETURN SUMMARY............................................................3
   MANAGEMENT..................................................................3
   INVESTMENT OBJECTIVES, STRATEGIES AND RISKS.................................4
   OTHER RISKS.................................................................5
   RISK AND RETURN BAR CHARTS AND TABLES.......................................6
ANNUAL FUND OPERATING EXPENSES.................................................9
SECURITIES LENDING REVENUE.....................................................9
HIGHLIGHTS....................................................................10
DOMESTIC EQUITY PORTFOLIOS....................................................10
   INVESTMENT OBJECTIVES AND POLICIES.........................................11
INTERNATIONAL EQUITY PORTFOLIOS...............................................11
VA INTERNATIONAL VALUE PORTFOLIO..............................................11
   INVESTMENT OBJECTIVE AND POLICIES..........................................11
VA INTERNATIONAL SMALL PORTFOLIO..............................................12
   INVESTMENT OBJECTIVE AND POLICIES..........................................12
   PORTFOLIO CONSTRUCTION.....................................................13
MALAYSIAN SECURITIES -- INTERNATIONAL EQUITY PORTFOLIOS.......................14
FIXED INCOME PORTFOLIOS INVESTMENT OBJECTIVES AND POLICIES....................14
   VA SHORT-TERM FIXED PORTFOLIO..............................................14
   VA GLOBAL BOND PORTFOLIO...................................................15
   DESCRIPTION OF INVESTMENTS.................................................15
   INVESTMENTS IN THE BANKING INDUSTRY........................................16
   PORTFOLIO STRATEGY.........................................................16
PORTFOLIO TRANSACTIONS -- DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS........17
DEVIATION FROM MARKET CAPITALIZATION WEIGHTING................................18
SECURITIES LOANS..............................................................18
MANAGEMENT OF THE FUND........................................................18
   CONSULTING SERVICES -- VA INTERNATIONAL VALUE PORTFOLIO....................19
   INVESTMENT SERVICES - VA INTERNATIONAL SMALL PORTFOLIO.....................19
DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES..............................20
PURCHASE AND REDEMPTION OF SHARES.............................................20
VALUATION OF SHARES...........................................................20
FINANCIAL HIGHLIGHTS..........................................................22
SERVICE PROVIDERS.............................................................26

MARKET CAPITALIZATION means the number of shares of a company's stock outstanding times price per share.

MARKET CAPITALIZATION WEIGHTED means the amount of a stock in an index or portfolio is keyed to that stock's market capitalization compared to all eligible stocks. The higher the stock's relative market cap, the greater its representation.

RISK/RETURN SUMMARY

MANAGEMENT


Dimensional Fund Advisors Inc. (the "Advisor") is the investment manager and administrator for the Portfolios.


EQUITY INVESTMENT APPROACH:

The Advisor believes that equity investing should involve a long-term view and a focus on asset class (e.g., small company stocks) selection, not stock picking. It places priority on limiting expenses, portfolio turnover, and trading costs. Many other investment managers concentrate on reacting to price movements and choosing individual securities.

NO MARKET TIMING OR STOCK PICKING: In contrast to some other managers, the Advisor does not take defensive positions in anticipation of negative investment conditions, or try to pick potentially outperforming securities.

PORTFOLIO CONSTRUCTION: Generally, the Advisor structures a portfolio by:

1. Selecting a starting universe of securities (for example, all publicly traded U.S. common stocks).

2. Creating a sub-set of companies meeting the Advisor's investment guidelines.

3. Excluding certain companies after analyzing various factors (for example, solvency).

4. Purchasing stocks so the portfolio is generally market cap weighted.

FIXED INCOME INVESTMENT APPROACH:

PORTFOLIO CONSTRUCTION: Generally, the Advisor structures a portfolio by:

1. Setting a maturity range.

2. Implementing the Advisor's quality and eligibility guidelines.

3. Purchasing securities with a view to maximizing returns.

MARKET RISK: Even a long-term investment approach cannot guarantee a profit. Economic, political and issuer specific events will cause the value of securities, and the Portfolios that own them, to rise or fall. Fixed income Portfolios are particularly sensitive to changing interest rates.

-"VALUE STOCKS":
    Compared to other stocks, value stocks sell for low prices relative to their earnings, dividends or book value.

-In selecting value stocks, the Advisor primarily considers price relative to book value.

-Most Portfolios do not hedge their foreign currency risks.

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

DOMESTIC EQUITY PORTFOLIOS:

VA LARGE VALUE PORTFOLIO
VA SMALL VALUE PORTFOLIO

-  INVESTMENT OBJECTIVE (EACH PORTFOLIO): Long-term capital appreciation.

- INVESTMENT STRATEGY (EACH PORTFOLIO): Purchases value stocks of United States companies on a market capitalization weighted basis.

- HOW THE PORTFOLIOS DIFFER: VA Large Value Portfolio focuses on large capitalization stocks, VA Small Value Portfolio on small company issues.

SMALL COMPANY RISK: Securities of small firms are often less liquid than those of large companies. As a result, small company stocks may fluctuate relatively more in price than the stocks of larger companies.


INTERNATIONAL PORTFOLIOS:

VA INTERNATIONAL VALUE PORTFOLIO
VA INTERNATIONAL SMALL COMPANY PORTFOLIO

- INVESTMENT OBJECTIVE (EACH PORTFOLIO): Long-term capital appreciation.

- INVESTMENT STRATEGY:

  - VA INTERNATIONAL VALUE PORTFOLIO: Buy value stocks of large, non-U.S. companies on a market capitalization weighted basis in each applicable country.
  - VA INTERNATIONAL SMALL COMPANY PORTFOLIO: Buy Japanese, United Kingdom, other European, and Pacific Rim small company stocks on a market capitalization weighted basis in each applicable country.

THE INTERNATIONAL PORTFOLIOS HAVE STOPPED PURCHASING MALAYSIAN STOCKS. This action was taken because the Malaysian government restricted the ability of foreign investors -- including the Portfolios -- to withdraw their investments from Malaysia.


FOREIGN SECURITIES AND CURRENCIES RISK: Foreign securities prices may decline or fluctuate because of: (a) economic or political action of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities are also exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar). Foreign currency risk can be minimized by hedging. However, hedging may be expensive.

FIXED INCOME PORTFOLIOS:

VA SHORT-TERM FIXED PORTFOLIO

- INVESTMENT OBJECTIVE: Maximize total return available from a universe of high quality fixed income investments with an average maturity of one year or less.

- INVESTMENT STRATEGY: Acquire high quality obligations maturing in a year or less. The Portfolio may, however, take a large position in higher yielding securities maturing within two years. It also intends to concentrate investments in the banking industry in certain cases.


RISK OF BANKING CONCENTRATION: Focus on the banking industry would link the performance of the VA Short-Term Fixed Portfolio to changes in performance of the banking industry generally.


VA GLOBAL BOND PORTFOLIO

- INVESTMENT OBJECTIVE: Maximize total return available from a universe of high quality fixed income instruments maturing in five years or less.

- INVESTMENT STRATEGY: Buy obligations of issuers that might include the U.S. and other national governments, supranational organizations (e.g., the World
  Bank) and domestic and foreign corporations. The Portfolio hedges all foreign currency risks.


OTHER RISKS

DERIVATIVES:

Derivatives are securities, such as futures contracts, whose value is derived from that of other securities or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or speculation (taking a position in the hope of increasing return). VA Global Bond Portfolio uses long-term foreign currency futures contracts to hedge foreign currency risks. The VA International Equity Portfolios may also do so. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work.

INTRODUCTION OF THE EURO:

On January 1, 1999, The European Monetary Union ("EMU") introduced a common currency, the Euro, replacing its members' national currencies. This development may affect the International Portfolios (they may invest in EMU countries) to the extent it changes investment practices, opportunities, risks and investor behavior or creates administrative problems. The Advisor and its global custodians are attempting to assure on an ongoing basis that the Portfolios will remain unaffected by any transition related disruptions. However, they cannot guarantee that their efforts will succeed completely. The relative value of the U.S. dollar and Euro will fluctuate. Accordingly, currency risk (discussed above) will continue to apply to VA International Equity Portfolio investments in EMU countries.

SECURITIES LENDING:

The Portfolios may lend their portfolio securities to generate additional income. If they do so, they will use various strategies (for example, only making fully collateralized and bank guaranteed loans) to reduce related risks.

YEAR 2000 ISSUE:

Unless modified, many computer programs will not properly process information from the year 2000 on. While the issue is international in scope, there is particular concern with foreign entities. The Advisor has taken steps designed to ensure that its computers and those of Portfolio service providers (e.g., custodians) will operate properly. Portfolios may be negatively affected if the Advisor's efforts prove inadequate, and/or Year 2000 problems hurt portfolio securities or economic conditions generally.

RISK AND RETURN BAR CHARTS AND TABLES

The Bar Charts and Tables below illustrate the variability of each Portfolio's returns and is meant to provide some indication of the risks of investing in the Portfolios. Shown are changes in performance from year to year, and how annualized 1 year, 5 year, and since inception returns compare with those of a broad measure of market performance. Past performance is not an indication of future results.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


            VA SMALL VALUE
            PORTFOLIO

                         1996        1997        1998
------------------------------------------------------
Total Returns (%)       22.05       30.45       -6.62



                   OCTOBER 1995-DECEMBER 1998
        --------------------------------------------------
        HIGHEST QUARTER                     LOWEST QUARTER
        --------------------------------------------------
          18.24 (7/97-9/97)           -21.73 (7/98-9/98)



                                            PERIODS ENDING DECEMBER 31, 1998
                                            --------------------------------
                                                ONE              SINCE 10/95
ANNUALIZED RETURNS (%)                         YEAR               INCEPTION
----------------------------------------------------------------------------
VA Small Value Portfolio                     -6.62                 12.47
Russell 2000 Value Index                     -6.44                 14.21


            VA LARGE VALUE
            PORTFOLIO

                         1996        1997        1998
------------------------------------------------------
Total Returns (%)       18.47       29.21       10.74



                   FEBRUARY 1995-DECEMBER 1998
        --------------------------------------------------
        HIGHEST QUARTER                     LOWEST QUARTER
        --------------------------------------------------
          15.27 (10/98-12/98)          -15.84 (7/98-9/98)



                                            PERIODS ENDING DECEMBER 31, 1998
                                            --------------------------------
                                                ONE               SINCE 2/95
ANNUALIZED RETURNS (%)                         YEAR               INCEPTION
----------------------------------------------------------------------------
VA Large Value Portfolio                     10.74                 20.55
Russell 1000 Value Index                     15.65                 27.03


            VA INTERNATIONAL
            VALUE PORTFOLIO

                         1996        1997        1998
------------------------------------------------------
Total Returns (%)       7.12        -2.23        11.72



                   OCTOBER 1995-DECEMBER 1998
        --------------------------------------------------
        HIGHEST QUARTER                     LOWEST QUARTER
        --------------------------------------------------
          17.29 (10/98-12/98)          -18.20 (7/98-9/98)



                                            PERIODS ENDING DECEMBER 31, 1998
                                            --------------------------------
                                                ONE              SINCE 10/95
ANNUALIZED RETURNS (%)                         YEAR               INCEPTION
----------------------------------------------------------------------------
VA International Value Portfolio              11.72                 6.71
MSCI EAFE Index                               19.99                 9.62


            VA INTERNATIONAL
            SMALL PORTFOLIO

                         1996        1997        1998
------------------------------------------------------
Total Returns (%)        0.27       -23.23       5.17



                   OCTOBER 1995-DECEMBER 1998
        --------------------------------------------------
        HIGHEST QUARTER                     LOWEST QUARTER
        --------------------------------------------------
          18.98(1/98-3/96)             -16.67 (7/98-9/98)



                                            PERIODS ENDING DECEMBER 31, 1998
                                            --------------------------------
                                                ONE              SINCE 10/95
ANNUALIZED RETURNS (%)                         YEAR               INCEPTION
----------------------------------------------------------------------------
VA International Small Portfolio              5.17                 -5.98
Salomon Extended Market Index                12.15                  3.28

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


            VA SHORT-TERM
            FIXED PORTFOLIO

                         1996        1997        1998
------------------------------------------------------
Total Returns (%)       5.20        5.70         5.50



                   OCTOBER 1995-DECEMBER 1998
        --------------------------------------------------
        HIGHEST QUARTER                     LOWEST QUARTER
        --------------------------------------------------
         1.73 (4/97-6/97)              0.90 (1/97-3/97)


                                                           PERIODS ENDING DECEMBER 31, 1998
                                                           --------------------------------
                                                              ONE               SINCE 10/95
ANNUALIZED RETURNS (%)                                       YEAR                INCEPTION
------------------------------------------------------------------------------------------
VA Short-Term Fixed Portfolio                                5.70                   5.45
3-Month U.S. Treasury Bill Index                             5.24                   5.35
Merrill Lynch U.S. Corporate & Government, 1-3 Yrs. Index    6.93                   6.56


            VA GLOBAL BOND
            PORTFOLIO

                         1996        1997        1998
------------------------------------------------------
Total Returns (%)        8.97        7.78        8.24



                   FEBRUARY 1995-DECEMBER 1998
        --------------------------------------------------
        HIGHEST QUARTER                     LOWEST QUARTER
        --------------------------------------------------
          4.20 (7/96-9/96)           -0.15 (1/96-3/96)



                                            PERIODS ENDING DECEMBER 31, 1998
                                            --------------------------------
                                                   ONE            SINCE 2/95
ANNUALIZED RETURNS (%)                            YEAR             INCEPTION
----------------------------------------------------------------------------
VA Global Bond Portfolio                            8.24             9.72
Lehman Intermediate Government/Corporate  Index     8.42             8.57

                        ANNUAL FUND OPERATING EXPENSES
              (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)

     The expenses in the following table are based on those incurred by the Portfolios for the fiscal year ended November 30, 1998.

ANNUAL FUND OPERATING EXPENSES            MANAGEMENT      OTHER            TOTAL
(AS A PERCENTAGE OF AVERAGE NET ASSETS)      FEE        EXPENSES    OPERATING EXPENSES
                                          ----------    --------    ------------------
VA Small Value                              0.50%         0.20%            0.70%

VA Large Value                              0.25%         0.21%            0.46%

VA International Value                      0.40%         0.28%            0.68%

VA International Small                      0.50%         0.40%            0.90%

VA Short-Term Fixed                         0.25%         0.16%            0.41%

VA Global Bond                              0.25%         0.32%            0.57%


                                      EXAMPLE

     This Example is meant to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                         1 Year    3 Years    5 Years    10 Years
                         ------    -------    -------    --------
VA Small Value           $72        $224       $390        $871

VA Large Value           $47        $148       $258        $579

VA International Value   $69        $218       $379        $847

VA International Small   $92        $287       $498      $1,108

VA Short-Term Fixed      $42        $132       $230        $518

VA Global Bond           $58        $183       $318        $714


                           SECURITIES LENDING REVENUE

     For the fiscal year ended November 30, 1998, the International Equity Portfolios received the following net revenue from a securities lending program (see "Securities Loans") which constituted a percentage of the average daily net assets of each Portfolio:

           Portfolio                   Net Revenue       Percentage of Assets
           ---------                   -----------       --------------------
VA International Value Portfolio         $14,000                 0.07%

VA International Small Portfolio         $ 8,000                 0.07%


                                   HIGHLIGHTS

MANAGEMENT OF THE FUND

     Dimensional Fund Advisors Inc. (the "Advisor") serves as investment advisor to each Portfolio. Dimensional Fund Advisors Ltd. and DFA Australia Limited each serve as a sub-advisor to VA International Small Portfolio. (See "MANAGEMENT OF THE FUND.")

DIVIDEND POLICY

     All the Portfolios distribute substantially all of their net investment income in December of each year. The Portfolios will make any distributions from realized net capital gains on an annual basis. (See "DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES.")

PURCHASE, VALUATION AND REDEMPTION OF SHARES

     Shares of the Portfolios are sold only to separate accounts of insurance companies to fund variable life and variable annuity insurance contracts. Purchases and redemptions are made at net asset value. To invest in a Portfolio, please see the prospectus of the insurance company's separate account which offers variable life and variable annuity insurance contracts to investors.

     The value of the shares issued by the Portfolios will fluctuate in relation to their own investment experience. Unlike money market funds, the shares of VA Short-Term Fixed Portfolio will tend to reflect fluctuations in interest rates because the Portfolio does not seek to stabilize the price of its shares by use of the "amortized cost" method of securities valuation. (See "PURCHASE AND REDEMPTION OF SHARES" and "VALUATION OF SHARES.")

                           DOMESTIC EQUITY PORTFOLIOS

INVESTMENT OBJECTIVES AND POLICIES

     The investment objective of each of the Domestic Equity Portfolios is to achieve long-term capital appreciation. VA Large Value Portfolio and VA Small Value Portfolio will invest in common stocks of U.S. companies which the Advisor believes to be value stocks at the time of purchase. Securities are considered value stocks primarily because a company's shares have a high book value in relation to their market value (a "book to market ratio"). Generally, a company's shares will be considered to have a high book to market ratio if the ratio equals or exceeds the ratios of any of the 30% of companies with the highest positive book to market ratios whose shares are listed on the New York Stock Exchange ("NYSE") and will be considered eligible for investment. In measuring value, the Advisor may consider additional factors such as cash flow, economic conditions and developments in the issuer's industry. VA Large Value Portfolio will purchase common stocks of companies whose market capitalizations equal or exceed that of the company having the median market capitalization of companies whose shares are listed on the NYSE, and the VA Small Value Portfolio will purchase common stocks of companies whose market capitalizations are smaller than such company having the median market capitalization of companies whose shares are listed on the NYSE.

On not less than a semi-annual basis, for each Portfolio the Advisor will calculate the book to market ratio necessary to determine those companies whose stocks may be eligible for investment.

     Ordinarily, at least 80% of the assets of each Domestic Equity Portfolio will be invested in a broad and diverse group of readily marketable common stocks of U.S. companies with high book to market ratios, as described above. The Portfolios also may invest in index futures contracts and options on index futures contracts provided that, in accordance with current regulations, not more than 5% of its net assets are then invested as initial margin deposits on such contracts or options. The Portfolios will purchase securities that are listed on the principal U.S. national securities exchanges and traded in the over-the-counter market ("OTC").

                         INTERNATIONAL EQUITY PORTFOLIOS

                        VA INTERNATIONAL VALUE PORTFOLIO

INVESTMENT OBJECTIVE AND POLICIES

     The investment objective of VA International Value Portfolio is to achieve long-term capital appreciation. The Portfolio invests in the value stocks of large non-U.S. companies. A company's shares will be considered eligible for investment if the Advisor believes such shares are value stocks at the time of purchase. Securities are considered value stocks primarily because a company's shares have a book to market ratio that equals or exceeds the ratios of any of the 30% of companies in that country with the highest positive book to market ratios. In measuring value, the Advisor may consider additional factors such as cash flow, economic conditions and developments in the issuer's industry. As of the date of this prospectus, the VA International Value Portfolio intends to invest in companies which have a market capitalization of at least $800 million and are listed on a major exchange in such country. The Advisor may reset such floor from time to time to reflect changing market conditions. The Portfolio will be approximately market capitalization weighted.

     Under normal market conditions, the Portfolio will invest at least 65% of the value of its assets in issuers organized or having a majority of their assets in or deriving a majority of their operating income in at least three non-U.S. countries. The Portfolio will not invest more than 25% of its total assets in securities of companies in a single industry.

     The Portfolio reserves the right to invest in index futures contracts and options on index futures contracts to commit funds awaiting investment or to maintain liquidity. The Portfolio will not purchase futures contracts if as a result more than 5% of its net assets would then consist of initial margin deposits required to establish such contracts. The Portfolio intends to invest in the stocks of large companies in countries with developed markets. As of the date of this prospectus, the Portfolio may invest in the stocks of large companies in Australia, Belgium, Denmark, France, Germany, Hong Kong, Italy, Japan, the Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland and the United Kingdom. As the Portfolio's growth permits, it may invest in the stocks of large companies in other developed markets, including Austria, Finland and Ireland.

     In determining market capitalization weights, the Advisor, using its best judgment, will seek to eliminate the effect of cross holdings on the individual country weights. As a result, the weighting of certain companies in the Portfolio may vary from their weighting in international indices such as those published by The Financial Times, Morgan Stanley Capital International or Salomon/Russell. The Advisor, however, will not attempt to account for cross holding within the same country. On at least a semi-annual basis, the Advisor will prepare lists of non-U.S. large companies with high book to market ratios whose shares may be eligible for investment.

     It is management's belief that the value stocks of large companies offer, over a long term, a prudent opportunity for capital appreciation, but, at the same time, selecting a limited number of large company stocks for inclusion in the Portfolio involves greater risk than including a large number of them.

                        VA INTERNATIONAL SMALL PORTFOLIO

INVESTMENT OBJECTIVE AND POLICIES

     VA International Small Portfolio's investment objective is to achieve long-term capital appreciation. It provides investors with access to securities portfolios consisting of small Japanese, United Kingdom, Continental and Pacific Rim companies. It invests its assets in a broad and diverse group of marketable stocks of (1) Japanese small companies which are traded in the Japanese securities markets; (2) United Kingdom small companies which are traded principally on the International Stock Exchange of the United Kingdom and the Republic of Ireland ("ISE"); (3) small companies organized under the laws of certain European countries; and (4) small companies located in Australia, New Zealand and Pacific Rim Asian countries whose shares are traded principally on the securities markets located in those countries. The Advisor will determine the initial allocation of assets among the four segments of VA International Small Portfolio and will periodically review and adjust such allocation, all in its sole discretion.

      Company size will be determined for purposes of this Portfolio solely on the basis of a company's market capitalization. "Market capitalization" will be calculated by multiplying the price of a company's stock by the number of its shares of that stock outstanding. Each segment of VA International Small Portfolio will be structured to reflect reasonably the relative market capitalizations of the portfolio companies in that segment. The Advisor believes that over the long term the investment performance of small companies in developed countries is superior to large companies, and that investment in the Portfolio is an effective way to improve global diversification.

  JAPANESE SMALL COMPANY SEGMENT

     Generally, reference in this prospectus to the term "Japanese small company" means a company located in Japan whose market capitalization is not larger than the largest of those in the smaller onehalf (deciles 6 through 10) of companies whose securities are listed on the First Section of the Tokyo Stock Exchange ("TSE"). While the Portfolio will invest primarily in the stocks of small companies which are listed on the TSE, it may acquire the stocks of Japanese small companies which are traded in other Japanese securities markets as well.

  UNITED KINGDOM SMALL COMPANY SEGMENT

     Generally, reference in this prospectus to a "United Kingdom small company" means a company organized in the United Kingdom, with shares listed on the ISE whose market capitalization is not larger than the largest of those in the smaller onehalf (deciles 6 through 10) of companies included in the Financial Times Actuaries All Share Index ("FTA").

     The FTA is an index of stocks traded on the ISE, which is similar to the Standard & Poor's 500 Composite Stock Index ("S&P 500 Index"), and is used by investment professionals in the United Kingdom for the same purposes as investment professionals in the United States use the S&P 500 Index. While the FTA typically will be used by the Portfolio to determine the maximum market capitalization of any company whose stock the Portfolio will purchase, Portfolio acquisitions will not be limited to stocks which are included in the FTA. The Portfolio will not, however, purchase shares of any investment trust or of any company whose market capitalization is less than $5,000,000.

  CONTINENTAL SMALL COMPANY SEGMENT

     The Portfolio is authorized to invest in readily marketable stocks of a broad and diverse group of small companies organized under the laws of certain European countries. As of the date of this prospectus, the Portfolio may invest in small companies located in Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, the Netherlands, Norway, Spain, Sweden and Switzerland, whose shares are traded principally in securities markets located in those countries. Company size will be determined by the Advisor in a manner that will compare the market capitalizations of companies in all countries of this segment in which the Portfolio invests. The Advisor typically will use the appropriate country indices of the Financial TimesActuaries

World Index ("FTW") converted to a common currency, the U.S. dollar, and aggregated to define "small companies." The FTW consists of a series of country indices which contain generally the largest companies in the major industry sectors in proportion to their market capitalization whose shares are available for purchase by nonresident investors. Its constituents represent about 70% of the total market capitalization of the respective markets. Generally, companies with publicly traded stock whose market capitalizations are not greater than the largest of those in the smallest 20% (9th and 10th deciles) of companies listed in the FTW as combined for the countries in this segment will be considered to be "Continental small companies" and will be eligible for purchase by the Portfolio.

     While the Advisor typically will use the aggregated FTW indices to determine the maximum size of eligible portfolio companies, portfolio acquisitions will not be limited to stocks listed on the FTW for any country. The Portfolio does not intend, however, to purchase shares of any company whose market capitalization is less than the equivalent of $5,000,000. The Advisor may in its discretion either limit further investments in a particular country or divest the Portfolio of holdings in a particular country. (See "Portfolio Structure.")

  PACIFIC RIM SMALL COMPANY SEGMENT

     The Portfolio is authorized to invest in stocks of small companies located in Australia, New Zealand and Pacific Rim Asian countries whose shares are traded principally on the securities markets located in those countries. Company size will be determined by the Advisor in a manner that will compare the market capitalizations of the companies in all countries of this segment in which the Portfolio invests. The Advisor typically will use the appropriate country indices of the FTW converted to a common currency and aggregated to define "small companies." Generally, companies with publicly traded stock whose market capitalizations are not greater than the largest of those in the smallest 30% (8th, 9th and 10th deciles) of companies listed in the FTW as combined for the countries in this segment will be considered to be "Pacific Rim small companies" and will be eligible for purchase by the Portfolio. As of the date of this prospectus, the Portfolio invests in the Pacific Rim small companies in Australia, Hong Kong, Malaysia, New Zealand and Singapore. In the future, the Advisor may add small companies located in other Asian countries as securities markets in these countries become accessible.

     While the Advisor typically will use the aggregated FTW indices to determine the maximum size of eligible portfolio companies, portfolio acquisitions will not be limited to stocks listed on the FTW for any country. The Portfolio does not intend to purchase shares of any company whose market capitalization is less than $5,000,000. The Advisor may in its discretion either limit further investments in a particular country or divest the Portfolio of holdings in a particular country.

PORTFOLIO CONSTRUCTION

     With respect to each segment, VA International Small Portfolio intends to acquire a portion of the stock of each eligible company on a market capitalization basis.

     VA International Small Portfolio is market capitalization weighted. That is, each security is generally purchased in each segment based on the issuer's relative market capitalization within that segment. In this way, the amount of a particular security owned is keyed to that security's market capitalization compared to all securities in the segment. The decision to include or exclude the shares of an issuer will be made on the basis of such issuer's relative market capitalization determined by reference to other companies located in the same country, except with respect to Continental and Pacific Rim small companies, such determination shall be made by reference to other companies located in all countries in the respective segment. Company size is measured in terms of local currencies in order to eliminate the effect of variations in currency exchange rates, except with respect to Continental and Pacific Rim small company segments, in which segments company size will be measured in terms of a common currency. On at least a semi-annual basis, the Advisor will determine the market capitalization of the largest small company eligible for investment in each segment. Common stocks whose market capitalizations are not greater than such company will be purchased. On a periodic basis, the Advisor will review each Portfolio's holdings and determine which, at the time of such review, are no longer considered Japanese, United Kingdom, Continental or Pacific Rim small companies.

     It is management's belief that the stocks of small companies offer, over a long term, a prudent opportunity for capital appreciation but, at the same time, selecting a limited number of such issues for investment involves greater risk than investing in a large number of them. The Portfolio intends to invest at least 80% of its assets in equity securities of Japanese, United Kingdom, Continental and Pacific Rim small companies.

            MALAYSIAN SECURITIES - INTERNATIONAL EQUITY PORTFOLIOS

     As of September 10, 1998, the International Equity Portfolios, which invest in Malaysian securities discontinued further investment in such securities as a consequence of certain restrictions imposed by the Malaysian government on the repatriation of assets by foreign investors such as the International Equity Portfolios.

     On September 1, 1998, the Malaysian government announced a series of capital and foreign exchange controls on the Malaysian currency, the ringgit, and on transactions on the Kuala Lumpur Stock Exchange, that operated to severely constrain or prohibit foreign investors, including the International Equity Portfolios, from repatriating assets. Pursuant to these regulations, the Portfolios were not be permitted to convert the proceeds of the sale of their Malaysian investments into U.S. dollars prior to September 1, 1999.

     As a consequence of these developments, the International Equity Portfolios have stopped trading securities in Malaysia effective September 8, 1998. On February 14, 1999, the Malaysian government announced the imposition of a levy on repatriation of portfolio capital. The levy replaced the 12-month holding period imposed under the September
 1, 1998 exchange control rules. The amount of the levy depends on the duration that funds have been held in Malaysia. With respect to funds invested in Malaysia prior to February 15, 1999, which includes all the funds so invested by the Portfolios and Master Funds, profits from investment made during the 12-month holding period are exempt from imposition of a levy. A levy will be imposed, however, on the amount of capital that is repatriated. Although there is some confusion in the market concerning the mechanics of the levy, it appears that any principal repatriated after one year from September 1, 1998 will not attract any levy.
 Principal amounts that are repatriated after one year will be subject to a levy at a decreasing rate, depending on the duration the principal is held. The Advisor is closely monitoring the situation to determine when to begin divesting the Portfolios and Master Funds of their Malaysian assets.

     With respect to the current Malaysian investments owned by the Portfolios, the Portfolios are presently valuing the securities at current market prices of the Malaysian securities and discounting the U.S. dollar-ringgit currency exchange rate. Pending further clarification from Malaysian regulatory authorities regarding the controls identified above, the Portfolios are treating their investments in Malaysian securities as illiquid.

     As of March 1, 1999, Malaysian securities constitute approximately the following percentages of the net asset value of the designated International Equity Portfolios: VA International Small Portfolio, 3.62%; and VA International Value Portfolio, 0.29%.

          FIXED INCOME PORTFOLIOS INVESTMENT OBJECTIVES AND POLICIES

VA SHORT-TERM FIXED PORTFOLIO

        The investment objective of VA Short-Term Fixed Portfolio is to achieve a stable real return in excess of the rate of inflation with a minimum of risk. The Portfolio will invest in U.S. government obligations, U.S. government agency obligations, dollar-denominated obligations of foreign issuers issued in the U.S., bank obligations, including U.S. subsidiaries and branches of foreign banks, corporate obligations, commercial paper, repurchase agreements and obligations of supranational organizations. Generally, the Portfolio will acquire obligations which mature within one year from the date of settlement, but substantial investments may be made in obligations maturing within two years from the date of settlement when greater returns are available. It is the Portfolio's policy that the weighted average length of maturity of investments will not exceed one year. The Portfolio principally invests in certificates of deposit, commercial paper, bankers' acceptances, notes and bonds. The Portfolio will invest more than 25% of its total assets in obligations of U.S. and/or foreign banks and bank holding companies when the yield to maturity on these instruments exceeds the yield to maturity on all other eligible portfolio investments of similar quality for a period of five consecutive days when the NYSE is open for trading. (See "Investments in the Banking Industry.")

VA GLOBAL BOND PORTFOLIO

     The investment objective of VA Global Bond Portfolio is to provide a market rate of return for a fixed income portfolio with low relative volatility of returns. The Portfolio will invest primarily in obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, obligations of other foreign issuers rated AA or better and supranational organizations, such as the World Bank, the European Investment Bank, European Economic Community, and European Coal and Steel Community or corporate debt obligations. At the present time, the Advisor expects that most investments will be made in the obligations of issuers which are developed countries, such as those countries which are members of the Organization of Economic Cooperation and Development (OECD). However, in the future, the Advisor anticipates investing in issuers located in other countries as well. Under normal market conditions, the Portfolio will invest at least 65% of the value of its assets in issuers organized or having a majority of their assets in, or deriving a majority of their operating income in, at least three different countries, one of which may be the United States. The Portfolio will invest at least 65% of its assets in obligations which mature within five years from the date of settlement. Because many of the Portfolio's investments will be denominated in foreign currencies, the Portfolio will also enter into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. Inasmuch as VA Global Bond Portfolio intends to continually hedge against the risk of variations in currency exchange rates, the Advisor believes that the variation of the Portfolio's investment performance in relation to fluctuations in currency exchange rates will be minimized.


DESCRIPTION OF INVESTMENTS

     The following is a description of the categories of investments which may be acquired by the Fixed Income Portfolios. VA Short-Term Fixed Portfolio may invest in all of the securities and obligations listed in categories 16 and 8, and VA Global Bond Portfolio may invest in the securities and obligations listed in categories 1-10.

     1. U.S. GOVERNMENT OBLIGATIONS Debt securities issued by the U.S. Treasury which are direct obligations of the U.S. government, including bills, notes and bonds.

     2. U.S. GOVERNMENT AGENCY OBLIGATIONS Issued or guaranteed by U.S. government sponsored instrumentalities and federal agencies, including the Federal National Mortgage Association, Federal Home Loan Bank and the Federal Housing Administration.

     3. CORPORATE DEBT OBLIGATIONS Non-convertible corporate debt securities (e.g., bonds and debentures) which are issued by companies whose commercial paper is rated Prime-1 by Moody's Investors Services, Inc. ("Moody's") or A-1 by Standard & Poor's Rating Group, a Division of The McGraw-Hill Companies ("S&P") and dollar-denominated obligations of foreign issuers issued in the U.S. If the issuer's commercial paper is unrated, then the debt security would have to be rated at least AA by S&P or Aa2 by Moody's. If there is neither a commercial paper rating nor a rating of the debt security, then the Advisor must determine that the debt security is of comparable quality to equivalent issues of the same issuer rated at least AA or Aa2.

     4. BANK OBLIGATIONS Obligations of U.S. banks and savings and loan associations and dollar-denominated obligations of U.S. subsidiaries and branches of foreign banks, such as certificates of deposit (including marketable variable rate certificates of deposit) and bankers' acceptances. Bank certificates of deposit will only be acquired from banks with assets in excess of $1,000,000,000.

     5. COMMERCIAL PAPER Rated, at the time of purchase, A-1 or better by S&P or Prime-1 by Moody's, or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated Aaa by Moody's or AAA by S&P, and having a maximum maturity of nine months.

     6. REPURCHASE AGREEMENTS Instruments through which the Portfolios purchase securities ("underlying securities") from a bank, or a registered U.S. government securities dealer, with an agreement by the seller to repurchase the security at an agreed price, plus interest at a specified rate. The underlying securities will be limited to U.S. government and agency obligations described in (1) and (2) above. The Portfolios will not enter into a repurchase agreement with a duration of more than seven days if, as a result, more than 10% of the value of the

Portfolio's total assets would be so invested. The Portfolios will also only invest in repurchase agreements with a bank if the bank has at least $1,000,000,000 in assets and is approved by the Investment Committee of the Advisor. The Advisor will monitor the market value of the securities plus any accrued interest thereon so that they will at least equal the repurchase price.

     7. FOREIGN GOVERNMENT AND AGENCY OBLIGATIONS Bills, notes, bonds and other debt securities issued or guaranteed by foreign governments, or their agencies and instrumentalities.

     8. SUPRANATIONAL ORGANIZATION OBLIGATIONS Debt securities of supranational organizations such as the European Coal and Steel Community, the European Economic Community and the World Bank, which are chartered to promote economic development.

     9. FOREIGN ISSUER OBLIGATIONS - Debt securities of non-U.S. issuers rated AA or better by S&P and Aa2 or better by Moody's.

     10. EURODOLLAR OBLIGATIONS - Debt securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States.

     Investors should be aware that the net asset values of the Fixed Income Portfolios may change as general levels of interest rates fluctuate. When interest rates increase, the value of a portfolio of fixed-income securities can be expected to decline. Conversely, when interest rates decline, the value of a portfolio of fixed-income securities can be expected to increase.

     The categories of investments that may be acquired by the Fixed Income Portfolios may include both fixed and floating rate securities. Floating rate securities bear interest at rates that vary with prevailing market rates. Interest rate adjustments are made periodically (e.g., every six months), usually based on a money market index such as the London Interbank Offered Rate (LIBOR) or the Treasury bill rate.

INVESTMENTS IN THE BANKING INDUSTRY

     VA Short-Term Fixed Portfolio will invest more than 25% of its total assets in obligations of U.S. and/or foreign banks and bank holding companies when the yield to maturity on these investments exceeds the yield to maturity on all other eligible portfolio investments for a period of five consecutive days when the NYSE is open for trading. This policy can only be changed by a vote of shareholders of the Portfolio. Banks and bank holding companies are considered to constitute a single industry, the banking industry. When investment in such obligations exceeds 25% of the total net assets of the Portfolio, the Portfolio will be considered to be concentrating its investments in the banking industry. As of the date of this prospectus, the Portfolio is not concentrating its investments in this industry.

     The types of bank and bank holding company obligations in which VA Short-Term Fixed Portfolio may invest include: dollar-denominated certificates of deposit, bankers' acceptances, commercial paper and other debt obligations issued in the United States and which mature within two years of the date of settlement, provided such obligations meet the Portfolio's established credit rating criteria as stated under "Description of Investments." In addition, the Portfolio is authorized to invest more than 25% of its total assets in U.S. Treasury bonds, bills and notes and obligations of federal agencies and instrumentalities.

PORTFOLIO STRATEGY

     VA Short-Term Fixed Portfolio will be managed with a view to capturing credit risk premiums and term or maturity premiums. The term "credit risk premium" means the anticipated incremental return on investment for holding obligations considered to have greater credit risk than direct obligations of the U.S. Treasury, and "maturity risk premium" means the anticipated incremental return on investment for holding securities having maturities of longer than one month compared to securities having a maturity of one month. The Advisor believes that credit risk premiums are available largely through investment in high grade commercial paper, certificates of deposit and corporate obligations. The holding period for assets of the Portfolio will be chosen with a view to maximizing anticipated returns, net of trading costs.

     VA Global Bond Portfolio will be managed with a view to capturing maturity risk premiums. Ordinarily the Portfolio will invest primarily in obligations issued or guaranteed by foreign governments and their agencies and instrumentalities, obligations of other foreign issuers rated AA or better and supranational organizations. Supranational issuers include the European Economic Community, the European Coal and Steel Community, the Nordic Investment Bank, the World Bank and the Japanese Development Bank. The Portfolio will own obligations issued or guaranteed by the U.S. government and its agencies and instrumentalities also. At times when, in the Advisor's judgment, eligible foreign securities do not offer maturity risk premiums that compare favorably with those offered by eligible U.S. securities, the Portfolio will be invested primarily in the latter securities.

     VA Global Bond Portfolio will not invest more than 25% of its total assets in securities issued by issuers in a single industry, or by any one foreign government or in obligations of supranational organizations. VA Short-Term Fixed Portfolio is expected to have a high portfolio turnover rate due to the relatively short maturities of the securities to be acquired. It is anticipated that the annual rate of VA Short-Term Fixed Portfolio could be 0% to 200%. The rate of portfolio turnover will depend upon market and other conditions; it will not be a limiting factor when management believes that portfolio changes are appropriate. While the Fixed Income Portfolios acquire securities in principal transactions and, therefore, do not pay brokerage commissions, the spread between the bid and asked prices of a security may be considered to be a "cost" of trading. Such costs ordinarily increase with trading activity. However, as stated above, securities ordinarily will be sold when, in the Advisor's judgment, the monthly return of a Portfolio will be increased as a result of portfolio transactions after taking into account the cost of trading. It is anticipated that securities will be acquired in the secondary markets for short term instruments.

    PORTFOLIO TRANSACTIONS - DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

     The Domestic and International Equity Portfolios do not intend to purchase or sell securities based on the prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase. As described above, investments will be made in virtually all eligible securities on a market capitalization weighted basis. Generally, securities will be purchased with the expectation that they will be held for longer than one year.

     VA Large Value and VA International Value Portfolios may sell portfolio securities when the issuer's market capitalization falls substantially below that of the issuer with the minimum market capitalization which is then eligible for purchase by the Portfolio. VA Small Value Portfolio may sell portfolio securities when the issuer's market capitalization increases to a level that substantially exceeds that of the issuer with the largest market capitalization which is then eligible for investment by the Portfolio. The present policy of VA International Small Portfolio is to consider selling portfolio securities when they have appreciated sufficiently to rank more than one full decile higher than the company with the largest market capitalization eligible for purchase by the Portfolio. The Advisor may change that policy if, in its opinion, such revision is necessary to maintain appropriate market capitalization weighting. However, securities, including those eligible for purchase, may be sold at any time when, in the Advisor's judgment, circumstances warrant their sale.

     In addition, VA Large Value and VA International Value Portfolios may sell portfolio securities when their book to market ratio falls substantially below that of the security with the lowest such ratio that is then eligible for purchase by the Portfolio. VA Small Value Portfolio may also sell portfolio securities in the same circumstances; however, that Portfolio anticipates generally to retain securities of issuers with relatively smaller market capitalizations for longer periods, despite any decrease in the issuer's book to market ratio. VA International Small Portfolio will not sell securities which have depreciated in value solely because prospects for the issuer are not considered attractive or due to an expected or realized decline in securities prices in general.

                DEVIATION FROM MARKET CAPITALIZATION WEIGHTING

     The portfolio structures of each Domestic and International Equity Portfolio involve market capitalization weighting. That is, the amount of each security is generally purchased based on the issuer's relative market capitalization. In this way, the amount of a particular security owned is keyed to that security's market capitalization compared to all securities eligible for purchase. Deviation from strict market capitalization weighting may occur for several reasons.

     The Advisor may exclude the securities of a company that otherwise meets the applicable criteria if the Advisor determines in its best judgment that the purchase of such security is inappropriate given other conditions. (With regard to VA International Small Portfolio, even though a company's stock may meet the applicable market capitalization criterion, it may not be purchased if (i) in the Advisor's judgment, the issuer is in extreme financial difficulty, (ii) the issuer is involved in a merger or consolidation or is the subject of an acquisition or (iii) a significant portion of the issuer's securities are closely held. Further, securities of real estate investment trusts will not be acquired (except as a part of a merger, consolidation or acquisition of assets)). The Advisor does not anticipate that a significant number of securities that meet the market capitalization criteria will be selectively excluded from the Portfolios. Deviation also will occur because the Advisor intends to purchase in round lots only. Furthermore, the Advisor may reduce the relative amount of any security held from the level of strict adherence to market capitalization weighting, in order to retain sufficient portfolio liquidity. If securities must be sold in order to obtain funds to make redemption payments, such securities may be repurchased as additional cash becomes available. However, the VA International Value Portfolio has retained the right to borrow to make redemption payments and is also authorized to redeem its shares in kind. A portion, but generally not in excess of 20%, of a Portfolio's assets may be invested in interest-bearing obligations, thereby causing further deviation from strict market capitalization weighting. A further deviation may occur due to investments in privately placed convertible debentures.

     Block purchases of eligible securities may be made at opportune prices even though such purchases exceed the number of shares which, at the time of purchase, strict adherence to market capitalization weighting would otherwise require. In addition, securities eligible for purchase or otherwise represented in a Portfolio may be acquired in exchange for the issuance of shares. While such transactions might cause a temporary deviation from market capitalization weighting, they would ordinarily be made in anticipation of further growth of assets.

     Changes in the composition and relative ranking (in terms of market capitalization) of the stocks which are eligible for purchase take place with every trade when the securities markets are open for trading due, primarily, to price fluctuations of such securities. On at least a semi-annual basis, the Advisor will prepare lists of companies eligible for investment by a Portfolio. Additional investments generally will not be made in securities which have changed in value sufficiently to be excluded from the Advisor's then current market capitalization requirement for eligible portfolio securities. This may result in further deviation from strict market capitalization weighting. Such deviation could be substantial if a significant amount of a Portfolio's holdings change in value sufficiently to be excluded from the requirement for eligible securities, but not by a sufficient amount to warrant their sale.

                                SECURITIES LOANS

     All of the Portfolios are authorized to lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of earning additional income. While a Portfolio may earn additional income from lending securities, such activity is incidental to the investment objective of a Portfolio. The value of securities loaned may not exceed 33-1/3% of the value of a Portfolio's total assets. In connection with such loans, a Portfolio will receive collateral consisting of cash or U.S. government securities, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. In addition, the Portfolios will be able to terminate the loan at any time, will receive reasonable compensation on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. In the event of the bankruptcy of the borrower, the Fund could experience delay in recovering the loaned securities. Management believes that this risk can be controlled through careful monitoring procedures.

                             MANAGEMENT OF THE FUND

     The Advisor serves as investment advisor to each of the Portfolios. As such, the Advisor is responsible for the management of their respective assets. Investment decisions for all Portfolios of the Fund are made by the Investment Committee of the Advisor, which meets on a regular basis and also as needed to consider investment issues. The Investment Committee is composed of certain officers and directors of the Advisor who are elected annually. The Advisor provides the Portfolios with a trading department and selects brokers and dealers to effect securities transactions. Securities transactions are placed with a view to obtaining best price and execution and, subject to this goal, may be placed with brokers which have assisted in the sale of the Portfolios' shares.

     The Advisor was organized in May, 1981, and is engaged in the business of providing investment management services to institutional investors. Assets under management total approximately $28 billion. For advisory fees that the Portfolios have incurred for the fiscal year ended November 30, 1998, see "ANNUAL FUND OPERATING EXPENSES."

     The Fund bears all of its own costs and expenses, including: services of its independent accountants, legal counsel, brokerage fees, commissions and transfer taxes in connection with the acquisition and disposition of portfolio securities, taxes, insurance premiums, costs incidental to meetings of its shareholders and directors, the cost of filing its registration statements under federal and state securities laws, reports to shareholders, and transfer and dividend disbursing agency, administrative services and custodian fees. Expenses allocable to a particular Portfolio are so allocated. Expenses which are not allocable to a particular Portfolio are borne by each Portfolio on the basis of its relative net assets.

CONSULTING SERVICES - VA INTERNATIONAL VALUE PORTFOLIO

     The Advisor has entered into a Consulting Services Agreement with Dimensional Fund Advisers Ltd. ("DFAL") and DFA Australia Limited ("DFA Australia") whereby DFAL and DFA Australia each provide certain trading and administrative services with respect to the VA International Value Portfolio. The Advisor owns 100% of the outstanding shares of DFAL and beneficially owns 100% of DFA Australia.

INVESTMENT SERVICES - VA INTERNATIONAL SMALL PORTFOLIO

     Pursuant to a Sub-Advisory Agreement with the Advisor, DFAL, 14 Berkeley Street, London, W1X 5AD, England, a company that is organized under the laws of England, has the authority and responsibility to select brokers or dealers to execute securities transactions for the United Kingdom and Continental small company segments of VA International Small Portfolio. Pursuant to a Sub-Advisory Agreement with the Advisor, DFA Australia, Suite 4403 Gateway, 1 MacQuarie Place, Sydney, New South Wales 2000, Australia, the successor to Dimensional Fund Advisors Asia Inc., has the authority and responsibility to select brokers and dealers to execute securities transactions for the Japanese and Pacific Rim small company segments of VA International Small Portfolio. The duties of DFAL with respect to the United Kingdom and Continental small company segments of the Portfolio and DFA Australia with respect to the Japanese and Pacific Rim small company segments of the Portfolio include the maintenance of a trading desk for the Portfolio and the determination of the best and most efficient means of executing securities transactions. The Advisor is responsible for determining those securities which are eligible for purchase and sale by the Portfolio and may delegate this task, subject to its own review, to DFAL and DFA Australia. On at least a semi-annual basis, the Advisor reviews the holdings of United Kingdom, Continental, Japanese and Pacific Rim small company segments and reviews the trading process and the execution of securities transactions.

     DFAL maintains and furnishes to the Advisor information and reports on United Kingdom and Continental small companies, including its recommendations of securities to be added to the securities in those segments that are eligible for purchase by the Portfolio. DFAL is a member of the Investment Management Regulatory Organization Limited, a self-regulatory organization for investment managers operating under the laws of England. DFA Australia maintains and furnishes to the Advisor information and reports on Japanese and Pacific Rim small companies, including its recommendations of securities to be added to the securities in those segments that are eligible for purchase by the Portfolio.

                DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES

     The policy of all the portfolios is to distribute substantially all of their net investment income together with any net realized capital gains in December of each year.

     Shareholders of the Portfolios will automatically receive all income dividends and capital gains distributions in additional shares of the Portfolio whose shares they hold at net asset value (as of the business date following the dividend record date). Shareholders are notified annually by the Fund as to the federal tax status of dividends and distributions paid by the Portfolio whose shares they own.

     Shares of the Portfolio must be purchased through variable annuity contracts. As a result, it is anticipated that any dividend or capital gains distributions from a Portfolio of the Fund will be exempt from current taxation if left to accumulate within a variable annuity contract. Withdrawals from such contracts may be subject to ordinary income tax plus a 10% penalty tax if made before age 59 1/2.

     The tax status of your investment in the Portfolios depends upon the features of your variable life or variable annuity contract. For further information, please refer to the prospectus of the insurance company separate account that offers your contract.

                        PURCHASE AND REDEMPTION OF SHARES

     Shares of the Portfolios are sold only to insurance company separate accounts. Purchases and redemptions of shares of each Portfolio by a separate account will be effected at the net asset value per share. (See "VALUATION OF SHARES.") Contract owners do not deal directly with the Fund with respect to the acquisition or redemption of shares of the Portfolios. Please see the prospectus of the insurance company separate account for information regarding the purchase and redemption of shares of the Portfolios. When in the best interests of a Portfolio, the Portfolio may make a redemption payment, in whole or in part, by a distribution of portfolio securities that the Portfolio receives from the Series in lieu of cash in accordance with Rule 18f-1 under the 1940 Act. Investors may incur brokerage charges and other transaction costs selling securities that were received in payment of redemptions. The International Equity Portfolios and the VA Global Bond Portfolio reserve the right to redeem their shares in the currencies in which their investments are denominated. Investors may incur charges in converting such securities to dollars and the value of the securities may be affected by currency exchange fluctuations.

                               VALUATION OF SHARES


     The net asset value per share of each Portfolio is calculated as of the close of the NYSE by dividing the total market value of the Portfolio's investments and other assets, less any liabilities, by the total outstanding shares of the stock of the Portfolio. The value of the shares of each Portfolio will fluctuate in relation to its own investment experience. Securities held by the Domestic Equity and International Equity Portfolios which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day. If there is no such reported sale, such securities are valued at the mean between the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. The value of other assets and securities for which no quotations are readily available (including restricted securities) are determined in good faith at fair value in accordance with procedures adopted by the Board of Directors. The net asset values per share of the International Equity Portfolios and VA Global Bond Portfolio are expressed in U.S. dollars by translating the net assets of each Portfolio using the mean between the most recent bid and asked prices for the dollar as quoted by generally recognized reliable sources.


     The value of the shares of the Fixed Income Portfolios will tend to fluctuate with interest rates because, unlike money market funds, these Portfolios do not seek to stabilize the value of their respective shares by use of the "amortized cost" method of asset valuation. Net asset value includes interest on fixed income securities which is accrued daily. Securities which are traded over-the-counter and on a stock exchange will be valued according to the broadest and most representative market; it is expected that for bonds and other fixed income securities this ordinarily will be the over-the-counter market. Securities held by the Fixed Income Portfolios may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the current market value of such securities. Other assets and securities for which quotations are not readily available will be valued in good faith at fair value using methods determined by the Board of Directors.

     Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. The values of foreign securities held by the International Equity Portfolios and VA Global Bond Portfolio are determined as of such times for the purpose of computing the net asset values of these Portfolios. If events which materially affect the value of the foreign investments occur subsequent to the close of the securities market on which such securities are primarily traded, the investments affected thereby will be valued at "fair value" as described above.

                              FINANCIAL HIGHLIGHTS

                  The Financial Highlights table is meant to help you understand each Portfolio's financial performance for the past 5 years or, if shorter, the period of that Portfolio's operations, as indicated by the table. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Portfolio, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP (formerly Coopers & Lybrand L.L.P.), whose report, along with the Portfolios' financial statements, are included in the annual report which is available upon request.

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                           VA SMALL
                                                                        VALUE PORTFOLIO
                                                      ---------------------------------------------------
                                                                       YEAR         YEAR        OCT. 3,
                                                      YEAR ENDED      ENDED        ENDED           TO
                                                       NOV. 30,      NOV. 30,     NOV. 30,      NOV. 30,
                                                         1998          1997         1996          1995
                                                      ----------     --------     --------     ----------
Net Asset Value, Beginning of Period..............      $  15.45     $  11.75      $ 9.69        $ 10.00
                                                      ----------     --------     --------     ----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income...........................          0.04         0.06        0.03           0.01
  Net Gains (Losses) on Securities (Realized and
    Unrealized)...................................         (1.27)        3.78        2.05          (0.31)
                                                      ----------     --------     --------     ----------
    Total from Investment Operations..............         (1.23)        3.84        2.08          (0.30)
                                                      ----------     --------     --------     ----------
LESS DISTRIBUTIONS
  Net Investment Income...........................         (0.06)       (0.03)      (0.02)         (0.01)
  Net Realized Gains..............................         (1.05)       (0.11)         --             --
                                                      ----------     --------     --------     ----------
    Total Distributions...........................         (1.11)       (0.14)      (0.02)         (0.01)
                                                      ----------     --------     --------     ----------
Net Asset Value, End of Period....................      $  13.11     $  15.45      $11.75        $  9.69
                                                      ----------     --------     --------     ----------
                                                      ----------     --------     --------     ----------
Total Return......................................         (8.45)%      33.02%      21.47%         (3.04)%#
Net Assets, End of Period (thousands).............      $ 17,832     $ 17,428      $8,058        $ 4,848
Ratio of Expenses to Average Net Assets...........          0.70%        0.71%       1.05%          0.99%*
Ratio of Net Investment Income to Average Net
  Assets..........................................          0.32%        0.45%       0.34%          0.91%*
Portfolio Turnover Rate...........................         22.81%       21.18%       5.19%          0.00%*

                                                                           VA LARGE
                                                                       VALUE PORTFOLIO
                                                      --------------------------------------------------
                                                        YEAR         YEAR          YEAR        JAN. 13,
                                                       ENDED         ENDED         ENDED          TO
                                                      NOV. 30,     NOV. 30,      NOV. 30,      NOV. 30,
                                                        1998         1997          1996          1995
                                                      --------     ---------     ---------     ---------
Net Asset Value, Beginning of Period..............    $  16.08      $  13.46      $  11.29      $ 10.00
                                                      --------     ---------     ---------     ---------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income...........................        0.24          0.24          0.17         0.19
  Net Gains (Losses) on Securities (Realized and
    Unrealized)...................................        1.47          3.07          2.12         1.85
                                                      --------     ---------     ---------     ---------
    Total from Investment Operations..............        1.71          3.31          2.29         2.04
                                                      --------     ---------     ---------     ---------
LESS DISTRIBUTIONS
  Net Investment Income...........................       (0.24)        (0.23)        (0.12)       (0.16)
  Net Realized Gains..............................       (1.04)        (0.46            --        (0.59)
                                                      --------     ---------     ---------     ---------
    Total Distributions...........................       (1.28)        (0.69)        (0.12)       (0.75)
                                                      --------     ---------     ---------     ---------
Net Asset Value, End of Period....................    $  16.51      $  16.08      $  13.46      $ 11.29
                                                      --------     ---------     ---------     ---------
                                                      --------     ---------     ---------     ---------
Total Return......................................       11.46%        25.72%        20.45%       20.41%#
Net Assets, End of Period (thousands).............    $ 30,187      $ 24,545      $ 13,570      $ 6,562
Ratio of Expenses to Average Net Assets...........        0.46%         0.48%         1.03%        1.20%*
Ratio of Net Investment Income to Average Net
  Assets..........................................        1.49%         1.71%         1.59%        2.03%*
Portfolio Turnover Rate...........................       22.98%        20.49%        18.54%       65.38%*

------------------
   *  Annualized
   #  Non-Annualized

                See accompanying Notes to Financial Statements.

                                           FINANCIAL HIGHLIGHTS
                             (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                       VA INTERNATIONAL
                                                                        VALUE PORTFOLIO
                                                      ---------------------------------------------------
                                                                       YEAR         YEAR        OCT. 3,
                                                      YEAR ENDED      ENDED        ENDED           TO
                                                       NOV. 30,      NOV. 30,     NOV. 30,      NOV. 30,
                                                         1998          1997         1996          1995
                                                      ----------     --------     --------     ----------
Net Asset Value, Beginning of Period..............      $  10.87     $  11.41      $ 10.03       $ 10.00
                                                      ----------     --------     --------     ----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)....................          0.19         0.17         0.11            --
  Net Gains (Losses) on Securities (Realized and
    Unrealized)...................................          0.91        (0.56)        1.29          0.03
                                                      ----------     --------     --------     ----------
    Total from Investment Operations..............          1.10        (0.39)        1.40          0.03
                                                      ----------     --------     --------     ----------
LESS DISTRIBUTIONS
  Investment Income...............................         (0.18)       (0.10)          --            --
  Net Realized Gains..............................         (0.14)       (0.05)       (0.02)           --
                                                      ----------     --------     --------     ----------
    Total Distributions...........................         (0.32)       (0.15)       (0.02)           --
                                                      ----------     --------     --------     ----------
Net Asset Value, End of Period....................      $  11.65     $  10.87      $ 11.41       $ 10.03
                                                      ----------     --------     --------     ----------
                                                      ----------     --------     --------     ----------
Total Return......................................         10.43%       (3.45)%      13.92%         0.30%#
Net Assets, End of Period (thousands).............      $ 21,091     $ 17,610      $10,517       $ 5,014
Ratio of Expenses to Average Net Assets...........          0.68%        0.76%        1.17%         1.32%*
Ratio of Net Investment Income to Average Net
  Assets..........................................          1.63%        1.83%        1.29%        (0.20)%*
Portfolio Turnover Rate...........................         27.11%        7.95%        4.14%         0.00%*

                                                                       VA INTERNATIONAL
                                                                       SMALL PORTFOLIO
                                                      --------------------------------------------------
                                                        YEAR         YEAR          YEAR        JAN. 13,
                                                       ENDED         ENDED         ENDED          TO
                                                      NOV. 30,     NOV. 30,      NOV. 30,      NOV. 30,
                                                        1998         1997          1996          1995
                                                      --------     ---------     ---------     ---------
Net Asset Value, Beginning of Period..............    $   7.99      $ 10.48       $  9.71       $ 10.00
                                                      --------     ---------     ---------     ---------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)....................        0.11         0.09          0.06         (0.01)
  Net Gains (Losses) on Securities (Realized and
    Unrealized)...................................       (0.14)       (2.30)         0.71         (0.28)
                                                      --------     ---------     ---------     ---------
    Total from Investment Operations..............       (0.03)       (2.21)         0.77         (0.29)
                                                      --------     ---------     ---------     ---------
LESS DISTRIBUTIONS
  Investment Income...............................       (0.09)       (0.06)           --            --
  Net Realized Gains..............................       (0.09)       (0.22)           --            --
                                                      --------     ---------     ---------     ---------
    Total Distributions...........................       (0.18)       (0.28)           --            --
                                                      --------     ---------     ---------     ---------
Net Asset Value, End of Period....................    $   7.78      $  7.99       $ 10.48       $  9.71
                                                      --------     ---------     ---------     ---------
                                                      --------     ---------     ---------     ---------
Total Return......................................       (0.23)%     (21.54)%        7.93%        (2.90)%#
Net Assets, End of Period (thousands).............    $ 12,748      $ 9,884       $ 6,007       $ 4,856
Ratio of Expenses to Average Net Assets...........        0.90%        0.99%         1.27%         2.52%*
Ratio of Net Investment Income to Average Net
  Assets..........................................        1.56%        1.32%         0.63%        (0.39)%*
Portfolio Turnover Rate...........................       20.82%        8.57%         6.40%         0.00%*

------------------
   *  Annualized
   #  Non-Annualized

                See accompanying Notes to Financial Statements.

                                           FINANCIAL HIGHLIGHTS
                             (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                         VA SHORT-TERM
                                                                        FIXED PORTFOLIO
                                                      ---------------------------------------------------
                                                                       YEAR         YEAR        OCT. 3,
                                                      YEAR ENDED      ENDED        ENDED           TO
                                                       NOV. 30,      NOV. 30,     NOV. 30,      NOV. 30,
                                                         1998          1997         1996          1995
                                                      ----------     --------     --------     ----------
Net Asset Value, Beginning of Period..............      $  10.08     $  10.08      $10.04        $ 10.00
                                                      ----------     --------     --------     ----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income...........................          0.53         0.53        0.48           0.08
  Net Gains on Securities (Realized and
    Unrealized)...................................          0.02           --        0.04             --
                                                      ----------     --------     --------     ----------
    Total from Investment Operations..............          0.06         0.53        0.52           0.08
                                                      ----------     --------     --------     ----------
LESS DISTRIBUTIONS
  Net Investment Income...........................         (0.53)       (0.53)      (0.48)         (0.04)
  Net Realized Gains..............................         (0.01)          --          --             --
  Tax Return of Capital...........................            --           --          --             --
                                                      ----------     --------     --------     ----------
    Total Distributions...........................         (0.05)       (0.53)      (0.48)         (0.04)
                                                      ----------     --------     --------     ----------
Net Asset Value, End of Period....................      $  10.09     $  10.08      $10.08        $ 10.04
                                                      ----------     --------     --------     ----------
                                                      ----------     --------     --------     ----------
Total Return......................................          5.54%        5.46%       5.34%          0.81%#
Net Assets, End of Period (thousands).............      $ 18,467     $ 15,136      $7,789        $ 5,041
Ratio of Expenses to Average Net Assets...........          0.41%        0.43%       0.70%          0.63%*
Ratio of Net Investment Income to Average Net
  Assets..........................................          5.24%        5.44%       4.93%          5.11%*
Portfolio Turnover Rate...........................         49.84%       72.92%      29.27%          0.00%*

                                                                          VA GLOBAL
                                                                        BOND PORTFOLIO
                                                      --------------------------------------------------
                                                        YEAR         YEAR          YEAR        JAN. 13,
                                                       ENDED         ENDED         ENDED          TO
                                                      NOV. 30,     NOV. 30,      NOV. 30,      NOV. 30,
                                                        1998         1997          1996          1995
                                                      --------     ---------     ---------     ---------
Net Asset Value, Beginning of Period..............    $  10.69      $ 11.14       $ 10.61       $ 10.00
                                                      --------     ---------     ---------     ---------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income...........................        0.52         0.42          0.37          0.48
  Net Gains on Securities (Realized and
    Unrealized)...................................        0.30         0.34          0.57          0.81
                                                      --------     ---------     ---------     ---------
    Total from Investment Operations..............        0.82         0.76          0.94          1.29
                                                      --------     ---------     ---------     ---------
LESS DISTRIBUTIONS
  Net Investment Income...........................       (1.14)       (0.94)        (0.41)        (0.57)
  Net Realized Gains..............................       (0.04)       (0.27)           --         (0.11)
  Tax Return of Capital...........................       (0.03)          --            --            --
                                                      --------     ---------     ---------     ---------
    Total Distributions...........................       (1.21)       (1.21)        (0.41)        (0.68)
                                                      --------     ---------     ---------     ---------
Net Asset Value, End of Period....................    $  10.30      $ 10.69       $ 11.14       $ 10.61
                                                      --------     ---------     ---------     ---------
                                                      --------     ---------     ---------     ---------
Total Return......................................        8.44%        7.58%         9.16%        13.09%#
Net Assets, End of Period (thousands).............    $ 10,483      $ 7,073       $ 3,703       $ 3,393
Ratio of Expenses to Average Net Assets...........        0.57%        0.65%         1.73%         1.31%*
Ratio of Net Investment Income to Average Net
  Assets..........................................        3.65%        4.09%         3.43%         5.08%*
Portfolio Turnover Rate...........................       36.97%       58.35%        88.93%        60.09%*

------------------
(Restated to reflect a 900% stock dividend as of January 2, 1996.)
   *  Annualized
   #  Non-Annualized

     The total return information shown in the Financial Highlights tables does not reflect the expenses that apply to a separate account or the related insurance policies. If these charges were included the total return figures for all periods shown would be reduced. Until October 1995, VA Large Value Portfolio invested approximately 50% of its total assets in the stocks of large non-U.S. companies and approximately 50% of its total assets in the stocks of U.S. companies. The total return information presented in the Financial Highlights table for VA Large Value Portfolio for the fiscal year ended November 30, 1995, reflects the performance of the Portfolio when it invested in the stocks of both U.S. and non-U.S. companies. The total return information of VA Large Value Portfolio for the period ended November 30, 1995 should not be considered indicative of its future performance.

                             SERVICE PROVIDERS

INVESTMENT ADVISOR                                    CUSTODIAN--DOMESTIC

DIMENSIONAL FUND ADVISORS INC.                          PFPC Trust Company
1299 Ocean Avenue, 11th Floor                          400 Bellevue Parkway
  Santa Monica, CA 90401                               Wilmington, DE 19809
 Tel. No. (310) 395-8005


SUB-ADVISORS                                ACCOUNTING SERVICES, DIVIDEND DISBURSING
                                                         AND TRANSFER AGENT

DIMENSIONAL FUND ADVISORS LTD.
   14 Berkeley Street                                        PFPC INC.
     London W1X 5AD                                     400 Bellevue Parkway
        England                                         Wilmington, DE 19809
 Tel. No. (171) 495-2343

   DFA AUSTRALIA LIMITED                                     LEGAL COUNSEL
Suite 2001, Level 20 Gateway
     1 MacQuarie Place                            STRADLEY, RONON, STEVENS & YOUNG, LLP
Sydney, New South Wales 2000                           2600 One Commerce Square
         Australia                                    Philadelphia, PA 19103-7098
Tel. No. (612 ) 9 247-7822


CUSTODIAN--INTERNATIONAL                                 INDEPENDENT ACCOUNTANTS

   CITIBANK, N.A.                                       PRICEWATERHOUSECOOPERS LLP
   111 Wall Street                                        2400 Eleven Penn Center
  New York, NY 10005                                     19th and Market Streets
                                                          Philadelphia, PA 19103


OTHER AVAILABLE INFORMATION

You can find more information about the Fund and its Portfolios in the Fund's Statement of Additional Information ("SAI") and Annual and Semi-Annual Reports.

STATEMENT OF ADDITIONAL INFORMATION. The SAI supplements, and is technically part of, this Prospectus. It includes an expanded discussion of investment practices, risks, and fund operations.

ANNUAL AND SEMI-ANNUAL REPORTS TO SHAREHOLDERS. These reports focus on Portfolio holdings and performance. The Annual Report also discusses the market conditions and investment strategies that significantly affected the Portfolios in their last fiscal year.

HOW TO GET THESE AND OTHER MATERIALS ABOUT THE FUND:

If you represent an insurance company, call the Fund collect at (310) 395-8005 to request free copies. Additional materials describing the Fund, the Advisor and its investment approach are also available.

Access them on the SEC's Internet site -- http://www.sec.gov.

Review and copy them at the SEC's Public Reference Room in Washington D.C.

Request copies from the Public Reference Section of the SEC, Washington, D.C. 20549 (you will be charged a copying fee).


DIMENSIONAL FUND ADVISORS INC.
1299 Ocean Avenue, 11th Floor
Santa Monica, CA  90401
(310) 395-8005

DFA INVESTMENT DIMENSIONS GROUP INC. -- Registration No. 811-3258

                      DFA INVESTMENT DIMENSIONS GROUP INC.

         1299 OCEAN AVENUE, 11TH FLOOR, SANTA MONICA, CALIFORNIA 90401
                           TELEPHONE: (310) 395-8005

                      STATEMENT OF ADDITIONAL INFORMATION

                                 MARCH 30, 1999




     DFA Investment Dimensions Group Inc.(the "Fund") is an open-end management investment company that offers thirty-four series of shares. This statement of additional information ("SAI") describes six of those series:

     VA SMALL VALUE PORTFOLIO                  VA INTERNATIONAL SMALL PORTFOLIO
     VA LARGE VALUE PORTFOLIO                  VA SHORT-TERM FIXED PORTFOLIO
     VA INTERNATIONAL VALUE PORTFOLIO          VA GLOBAL BOND PORTFOLIO


(individually, a "Portfolio" and collectively, the "Portfolios"). The shares of the Portfolios are sold only to separate accounts of insurance companies in conjunction with variable life and variable annuity contracts. This SAI is not a prospectus but should be read in conjunction with the Portfolios' prospectus dated March 30, 1999, as amended from time to time. The audited financial statements and financial highlights of the Fund are incorporated by reference from the Fund's annual report to shareholders. The prospectus and annual report can be obtained by writing to the above address or by calling the above telephone number.

                                TABLE OF CONTENTS

                                                                         PAGE

PORTFOLIO CHARACTERISTICS AND POLICIES......................................1


BROKERAGE TRANSACTIONS......................................................1


INVESTMENT LIMITATIONS......................................................3


FUTURES CONTRACTS...........................................................4


CASH MANAGEMENT PRACTICES...................................................5


CONVERTIBLE DEBENTURES......................................................6


DIRECTORS AND OFFICERS......................................................6


SERVICES TO THE FUND........................................................9


ADVISORY FEES..............................................................10


GENERAL INFORMATION........................................................10


SHAREHOLDER RIGHTS.........................................................11


PRINCIPAL HOLDERS OF SECURITIES............................................11


PURCHASE AND REDEMPTION OF SHARES..........................................12


TAXATION OF THE PORTFOLIOS.................................................13


CALCULATION OF PERFORMANCE DATA............................................15


FINANCIAL STATEMENTS.......................................................16

                     PORTFOLIO CHARACTERISTICS AND POLICIES

          The following information supplements the information set forth in the prospectus. Unless otherwise indicated, it applies to all of the Portfolios. Capitalized terms not otherwise defined in this SAI have the meaning assigned to them in the prospectus. Each of the Portfolios are diversified under the federal securities laws and regulations.

          Because the structure of the Domestic Equity and International Equity Portfolios are based on the relative market capitalizations of eligible holdings, it is possible that the Portfolios might include at least 5% of the outstanding voting securities of one or more issuers. In such circumstances, the Portfolio and the issuer would be deemed "affiliated persons" and certain requirements under the federal securities laws and regulations regulating dealings between mutual funds and their affiliates might become applicable. However, based on the present capitalizations of the groups of companies eligible for inclusion in the Portfolios and the anticipated amount of a Portfolio's assets intended to be invested in such securities, management does not anticipate that a Portfolio will include as much as 5% of the voting securities of any issuer.

                             BROKERAGE TRANSACTIONS

          The following table depicts brokerage commissions paid by the Portfolios during the fiscal years ended November 30, 1998, 1997 and 1996.

                             BROKERAGE COMMISSIONS
              FISCAL YEARS ENDED NOVEMBER 30, 1998, 1997 AND 1996

                                               1998         1997         1996
VA Small Value                                 $30,163      $40,533      $12,570
VA Large Value                                 $19,048      $18,486      $11,204
VA International Value                         $12,695      $12,742      $ 4,863
VA International Small                         $30,950      $39,704      $ 9,362
VA Short-Term Fixed                            $   0        $   0        $   0
VA Global Bond                                 $   0        $   0        $   0


          The Fixed Income Portfolios acquire and sell securities on a net basis with dealers which are major market makers in such securities. The Investment Committee of the Advisor selects dealers on the basis of their size, market making and credit analysis ability. When executing portfolio transactions, the Advisor seeks to obtain the most favorable price for the securities being traded among the dealers with whom the Fixed Income Portfolios effect transactions.

          Portfolio transactions will be placed with a view to receiving the best price and execution. The Portfolios will seek to acquire and dispose of securities in a manner which would cause as little fluctuation in the market prices of stocks being purchased or sold as possible in light of the size of the transactions being effected. Brokers will be selected with this goal in view. The Advisor monitors the performance of brokers which effect transactions for the Portfolios to determine the effect that their trading has on the market prices of the securities in which they invest. The Advisor also checks the rate of commission being paid by the Portfolios to their brokers to ascertain that they are competitive with those charged by other brokers for similar services. Dimensional Fund Advisors Ltd. performs these services for the United Kingdom and Continental Small Company segments of VA International Small Portfolio and DFA Australia Limited performs these services for the Japanese and Pacific Small Company segments of VA International Small Portfolio. Transactions also may be placed with brokers who provide the Advisor with investment research, such as reports concerning individual issuers, industries and general economic and financial trends and other research services.

          The over-the-counter market companies eligible for purchase by VA Small Value Portfolio are thinly traded securities. Therefore, the Advisor believes it needs maximum flexibility to effect over-the-counter trades on a best execution basis. To that end, the Advisor places buy and sell orders with market makers, third market brokers, Instinet and with brokers on an agency basis when the Advisor determines that the securities may not be available from other sources at a more favorable price. Third market brokers enable the Advisor to trade with other institutional holders directly on a net basis. This allows the Advisor to sometimes trade larger blocks than would be possible by going through a single market maker.

          Instinet is an electronic information and communication network whose subscribers include most market makers as well as many institutions. Instinet charges a commission for each trade executed on its system. On any given trade, the Domestic Equity Portfolios, by trading through Instinet, would pay a spread to a dealer on the other side of the trade plus a commission to Instinet. However, placing a buy (or sell) order on Instinet communicates to many (potentially all) market makers and institutions at once. This can create a more complete picture of the market and thus increase the likelihood that the Portfolios can effect transactions at the best available prices.

          During the fiscal year ended November 30, 1998, the Portfolios paid commissions for securities transactions to brokers which provided market price monitoring services, market studies and research services to the Portfolios as set forth in the following table:


                                         Value of                          Brokerage
                                  Securities Transactions                 Commissions
                                  -----------------------                 -----------
VA Small Value                         $ 3,057,117                          $ 10,279
VA Large Value                         $ 6,774,995                          $ 10,664
VA International Value                 $         0                          $      0
VA International Small                 $   911,689                          $  5,850
VA Short-Term Fixed                    $         0                          $      0
VA Global Bond                         $         0                          $      0


          The investment advisory agreements permit the Advisor knowingly to pay commissions on securities transactions which are greater than another broker, dealer or exchange member might charge if the Advisor, in good faith, determines that the commissions paid are reasonable in relation to the research or brokerage services provided by the broker or dealer when viewed in terms of either a particular transaction or the Advisor's overall responsibilities to the Fund. Research services furnished by brokers through whom securities transactions are effected may be used by the Advisor in servicing all of its accounts and not all such services may be used by the Advisor with respect to the Portfolios. Subject to obtaining best price and execution, transactions may be placed with brokers which have assisted in the sale of the Portfolios' shares.

          Brokerage commissions for transactions in securities listed on the Tokyo Stock Exchange ("TSE") and other Japanese securities exchanges are fixed. Under the current regulations of the TSE and the Japanese Ministry of Finance, member and non-member firms of Japanese exchanges are required to charge full commissions to all customers other than banks and certain financial institutions, but members and licensed non-member firms may confirm transactions to banks and financial institution affiliates located outside Japan with institutional discounts on brokerage commissions. The International Equity Portfolios expect to be able to avail themselves of institutional discounts. The Portfolios' ability to effect transactions at a discount from fixed commission rates depends on a number of factors, including the size of the transaction, the relation between the cost to the member or the licensed non-member firm of effecting such transaction and the commission receivable, and the law, regulation and practice discussed above. There can be no assurance that the Portfolios will be able to realize the benefit of discounts from fixed commissions.

                             INVESTMENT LIMITATIONS

          Each of the Portfolios has adopted certain limitations which may not be changed with respect to any Portfolio without the approval of a majority of the outstanding voting securities of the Portfolio. A "majority" is defined as the lesser of: (1) at least 67% of the voting securities of the Portfolio (to be affected by the proposed change) present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of such Portfolio.

     The Portfolios will not:

          (1) invest in commodities or real estate, including limited partnership interests therein, although they may purchase and sell securities of companies which deal in real estate and securities which are secured by interests in real estate, and all Portfolios may purchase or sell financial futures contracts and options thereon;

          (2) make loans of cash, except through the acquisition of repurchase agreements and obligations customarily purchased by institutional investors;

          (3) as to 75% of the total assets of a Portfolio, invest in the securities of any issuer (except obligations of the U.S. Government and its instrumentalities) if, as a result, more than 5% of the Portfolio's total assets, at market, would be invested in the securities of such issuer; provided that the VA Global Bond Portfolio is not subject to this limitation;

          (4) purchase or retain securities of an issuer if those officers and directors of the Fund or the Advisor owning more than 1/2 of 1% of such securities together own more than 5% of such securities;

          (5) borrow, except that each Portfolio may borrow, for temporary or emergency purposes, amounts not exceeding 33% of their net assets from banks and pledge not more than 33% of such assets to secure such loans;

          (6) pledge, mortgage, or hypothecate any of its assets to an extent greater than 10% of its total assets at fair market value, except as described in (5) above;

          (7) invest more than 15% of the value of the Portfolio's total assets in illiquid securities, which include certain restricted securities, repurchase agreements with maturities of greater than seven days, and other illiquid investments;

          (8) engage in the business of underwriting securities issued by others;

          (9) invest for the purpose of exercising control over management of any company;

          (10) invest its assets in securities of any investment company, except in connection with a merger, acquisition of assets, consolidation or reorganization;

          (11) acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio's total assets would be invested in securities of companies within such industry; except VA Short-Term Fixed Portfolio shall invest more than 25% of its total assets in obligations of banks and bank holding companies in the circumstances described in the prospectus under "Investments in the Banking Industry" and as otherwise described under "Portfolio Strategy";

          (12) write or acquire options (except as described in (1) above) or interests in oil, gas or other mineral exploration, leases or development programs;

          (13) purchase warrants, however, the Portfolios may acquire warrants as a result of corporate actions involving holdings of other securities;

          (14)     purchase securities on margin or sell short;

          (15) acquire more than 10% of the voting securities of any issuer and provided that this limitation applies only to 75% of the assets of the Domestic Equity
                   Portfolios and VA International Value Portfolio; or

          (16) issue senior securities (as such term is defined in Section 18(f) of the Investment Company Act of 1940 (the "1940 Act")), except to the extent permitted by the 1940 Act.

          The investment limitation described in (1) above, does not prohibit the Portfolios from making margin deposits in connection with the purchase or sale of financial futures contracts and options thereon to the extent permitted under applicable regulations.

          Although (2) above prohibits cash loans, the Portfolios are authorized to lend portfolio securities.

          For the purposes of (7) above, VA Short-Term Fixed Portfolio may invest in commercial paper that is exempt from the registration requirements of the Securities Act of 1933 (the "1933 Act") subject to the requirements regarding credit ratings stated in the prospectus under "Description of Investments." Further, pursuant to Rule 144A under the 1933 Act, the Portfolios may purchase certain unregistered (i.e., restricted) securities upon a determination that a liquid institutional market exists for the securities. If it is decided that a liquid market does exist, the securities will not be subject to the 15% limitation on holdings of illiquid securities stated in (7) above. While maintaining oversight, the Board of Directors has delegated the day-to-day function of making liquidity determinations to the Advisor. For Rule 144A securities to be considered liquid, there must be at least two dealers making a market in such securities. After purchase, the Board of Directors and the Advisor will continue to monitor the liquidity of Rule 144A securities.

          The International Equity Portfolios and VA Global Bond
Portfolio may acquire and sell forward foreign currency exchange contracts in order to hedge against changes in the level of future currency rates. Such contracts involve an obligation to purchase or sell a specific currency at a future date at a price set in the contract. While each Domestic Equity Portfolio and VA International Value Portfolio has retained authority to buy and sell financial futures contracts and options thereon, they have no present intention to do so.

          Subject to future regulatory guidance, for purposes of those investment limitations identified above that are based on total assets, "total assets" refers to the assets that the Portfolio owns, and does not include assets which the Portfolio does not own but over which it has effective control. For example, when applying a percentage investment limitation that is based on total assets, the Portfolio will exclude from its total assets those assets which represent collateral received by the Portfolio for its securities lending transactions.

          Unless otherwise indicated, all limitations applicable to the Portfolios' investments apply only at the time that a transaction is undertaken. Any subsequent change in a rating assigned by any rating service to a security or change in the percentage of a Portfolio's assets invested in certain securities or other instruments resulting from market fluctuations or other changes in a Portfolio's total assets will not require a Portfolio to dispose of an investment until the Advisor determines that it is practicable to sell or close out the investment without undue market or tax consequences. In the event that ratings services assign different ratings to the same security, the Advisor will determine which rating it believes best reflects the security's quality and risk at that time, which may be the higher of the several assigned ratings.


                               FUTURES CONTRACTS

          All Portfolios may enter into futures contracts and options on futures contracts for the purpose of remaining fully invested and to maintain liquidity to pay redemptions. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of defined securities at a specified future time and at a specified price. Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. The Portfolios will be required to make a margin deposit in cash or government securities with a broker or custodian to initiate and maintain positions in futures contracts. Minimal initial margin requirements are established by the futures exchange, and brokers may establish margin requirements which are higher than the exchange requirements. After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes, to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, reduction in the contract value may reduce the required margin resulting in a repayment of excess margin to the Portfolio. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Portfolios expect to earn income on their margin deposits. To the extent that a Portfolio invests in futures contracts and options thereon for other than bona fide hedging purposes, the Portfolio will not enter into such transaction if, immediately thereafter, the sum of the amount of initial margin deposits and premiums paid for open futures options would exceed 5% of the Portfolio's total assets, after taking into account unrealized profits and unrealized losses on such contracts it has entered into; provided, however, that, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5%. Pursuant to published positions of the Securities and Exchange Commission (the "SEC"), the Portfolios may be required to maintain segregated accounts consisting of liquid assets such as cash or liquid securities (or, as permitted under applicable regulation, enter into offsetting positions) in connection with its futures contract transactions in order to cover its obligations with respect to such contracts.

          Positions in futures contracts may be closed out only on an exchange which provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Therefore, it might not be possible to close a futures position and, in the event of adverse price movements, the Portfolio would continue to be required to make variation margin deposits. In such circumstances, if the Portfolio has insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when it might be disadvantageous to do so. Management intends to minimize the possibility that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market.


                           CASH MANAGEMENT PRACTICES

          All Portfolios engage in cash management practices in order to earn income on uncommitted cash balances. Generally cash is uncommitted pending investment in other obligations, payment of redemptions or in other circumstances where the Advisor believes liquidity is necessary or desirable. For example, cash investments may be made for temporary defensive purposes during periods in which market, economic or political conditions warrant.

                  All the Portfolios may invest cash in short-term repurchase agreements. In addition, the following cash investments are permissible:



---------------------------------------------- ------------------------------------------- ------------------------
                                                                                                 Percentage
                 PORTFOLIOS                           PERMISSIBLE CASH INVESTMENT                GUIDELINES*
---------------------------------------------- ------------------------------------------- ------------------------
---------------------------------------------- ------------------------------------------- ------------------------
The Domestic Equity Portfolios                 High quality, highly liquid fixed income
                                               securities such as money market
                                               instruments                                           20%
---------------------------------------------- ------------------------------------------- ------------------------
---------------------------------------------- ------------------------------------------- ------------------------
VA International Value Portfolio               Fixed income obligations as may be
                                               acquired by the Fixed Income Portfolios
                                                                                                     20%
---------------------------------------------- ------------------------------------------- ------------------------
---------------------------------------------- ------------------------------------------- ------------------------

VA International Small Portfolio               Fixed income obligations such as money
                                               market instruments                                    20%
---------------------------------------------- ------------------------------------------- ------------------------


         *The percentage guidelines set forth above are not absolute limitations but the Portfolios do not expect to exceed these guidelines under normal circumstances.


                             CONVERTIBLE DEBENTURES

          VA International Small Portfolio may invest up to 5% of its assets in convertible debentures issued by non-U.S. companies. Convertible debentures include corporate bonds and notes that may be converted into or exchanged for common stock. These securities are generally convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed income securities, the price of a convertible debenture to some extent varies inversely with interest rates. While providing a fixed-income stream (generally higher in yield than the income derived from a common stock but lower than that afforded by a non-convertible debenture), a convertible debenture also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible debentures tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible debenture tends to rise as a reflection of the value of the underlying common stock. To obtain such a higher yield, the Portfolio may be required to pay for a convertible debenture an amount in excess of the value of the underlying common stock. Common stock acquired by the Portfolio upon conversion of a convertible debenture will generally be held for as long as the Advisor anticipates such stock will provide the Portfolio with opportunities which are consistent with the Portfolio's investment objective and policies.


                             DIRECTORS AND OFFICERS

          The Board of Directors of the Fund is responsible for establishing Fund policies and for overseeing the management of the Fund. The names, locations and dates of birth of the Directors and officers of the Fund and a brief statement of their present positions and principal occupations during the past five years are set forth below.

DIRECTORS

     David G. Booth*, (12/2/46), Director, President and Chairman-Chief Executive Officer, Santa Monica, CA. President, Chairman-Chief Executive Officer and Director of the following companies: Dimensional Fund Advisors Inc., DFA Securities Inc., DFA Australia Limited, DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc. and Dimensional Emerging Markets Value Fund Inc., Trustee, President and Chairman-Chief Executive Officer of The DFA Investment Trust Company (registered investment company). Chairman and Director, Dimensional Fund Advisors Ltd.

     George M. Constantinides, (9/22/47), Director, Chicago, IL. Leo Melamed Professor of Finance, Graduate School of Business, University of Chicago. Trustee, The DFA Investment Trust Company. Director, DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc. and Dimensional Emerging Markets Value Fund Inc.

     John P. Gould, (1/19/39), Director, Chicago, IL. Steven G. Rothmeier Distinguished Service Professor of Economics, Graduate School of Business, University of Chicago. Trustee, The DFA Investment Trust Company and First Prairie Funds (registered investment companies). Director, DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., Dimensional Emerging Markets Value Fund Inc. and Harbor Investment Advisors. Executive Vice President, Lexecon Inc. (economics, law, strategy and finance consulting).

     Roger G. Ibbotson, (5/27/43), Director, New Haven, CT. Professor in Practice of Finance, Yale School of Management. Trustee, The DFA Investment Trust Company. Director, DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., Dimensional Emerging Markets Value Fund Inc., Hospital Fund, Inc. (investment management services) and BIRR Portfolio Analysis, Inc. (software products). Chairman, Ibbotson Associates, Inc., Chicago, IL (software, data, publishing and consulting).

     Merton H. Miller, (5/16/23), Director, Chicago, IL. Robert R. McCormick Distinguished Service Professor Emeritus, Graduate School of Business, University of Chicago. Trustee, The DFA Investment Trust Company. Director, DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc. and Dimensional Emerging Markets Value Fund Inc. and Public Director, Chicago Mercantile Exchange.

     Myron S. Scholes, (7/1/41), Director, Greenwich, CT. Limited Partner, Long-Term Capital Management L.P. (money manager). Frank E. Buck Professor Emeritus of Finance, Graduate School of Business and Professor of Law, Law School, Senior Research Fellow, Hoover Institution, (all) Stanford University. Trustee, The DFA Investment Trust Company. Director, DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., Dimensional Emerging Markets Value Fund Inc., Benham Capital Management Group of Investment Companies and Smith Breeden Group of Investment Companies.

     Rex A. Sinquefield*#, (9/7/44), Director, Chairman-Chief Investment Officer, Santa Monica, CA. Chairman-Chief Investment Officer and Director, Dimensional Fund Advisors Inc., DFA Securities Inc., DFA Australia Limited, DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc. and Dimensional Emerging Markets Value Fund Inc. Trustee, Chairman-Chief Investment Officer of The DFA Investment Trust Company. Chairman, Chief Executive Officer and Director, Dimensional Fund Advisors Ltd.

*Interested Director of the Fund.

OFFICERS

          Each of the officers listed below hold the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors Inc., DFA Securities Inc., DFA Australia Limited, DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., The DFA Investment Trust Company, Dimensional Fund Advisors Ltd., and Dimensional Emerging Markets Value Fund Inc.

          Arthur Barlow, (11/7/55), Vice President, Santa Monica, CA.

          Truman Clark, (4/18/41), Vice President, Santa Monica, CA.
Consultant until October 1995 and Principal and Manager of Product Development, Wells Fargo Nikko Investment Advisors, San Francisco, CA from 1990-1994.

          Robert Deere, (10/8/57), Vice President, Santa Monica, CA.

          Irene R. Diamant, (7/16/50), Vice President and Secretary (for all entities other than Dimensional Fund Advisors Ltd.), Santa Monica, CA.

          Richard Eustice, (8/5/65), Vice President and Assistant
Secretary, (for all entities other than Dimensional Fund Advisors Ltd.), Santa Monica, CA.

          Eugene Fama, Jr., (1/21/61), Vice President, Santa Monica, CA.

          Kamyab Hashemi-Nejad, (1/22/61), Vice President, Controller and Assistant Treasurer, Santa Monica, CA.

          Stephen P. Manus, (12/26/50), Vice President, Santa Monica, CA. Managing Director, ANB Investment Management and Trust Company from 1985-1993; President, ANB Investment Management and Trust Company from 1993-1997.

          Karen McGinley, (3/10/66), Vice President, Santa Monica, CA.

          Catherine L. Newell, (5/7/64), Vice President and Assistant Secretary (for all entities other than Dimensional Fund Advisors Ltd.), Santa Monica, CA. Associate, Morrison & Foerster, LLP from 1989 to 1996.

          David Plecha, (10/26/61), Vice President, Santa Monica, CA.

          George Sands, (2/8/56), Vice President, Santa Monica, CA.

          Michael T. Scardina, (10/12/55), Vice President, Chief Financial Officer and Treasurer, Santa Monica, CA.

          Jeanne C. Sinquefield, Ph.D.,# (12/2/46), Executive Vice President, Santa Monica, CA.

          Scott Thornton, (3/1/63), Vice President, Santa Monica, CA.

          Weston Wellington, (3/1/51), Vice President, Santa Monica, CA. Director of Research, LPL Financial Services, Inc., Boston, MA from 1987 to 1994.

          #Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

          Directors and officers as a group own less than 1% of each Portfolio's outstanding stock.

          Set forth below is a table listing, for each director entitled to receive compensation, the compensation received from the Fund during the fiscal year ended November 30, 1998, and the total compensation received from all four registered investment companies for which the Advisor serves as investment advisor during that same fiscal year.

                                                     Aggregate                      Total Compensation from
                                                    Compensation                              Fund
Director                                             from Fund                         and Fund Complex*
--------                                            ------------                    -----------------------
George M. Constantinides                              $15,000                               $30,000
John P. Gould                                         $15,000                               $30,000
Roger G. Ibbotson                                     $15,000                               $30,000
Merton H. Miller                                      $15,000                               $30,000
Myron S. Scholes                                      $15,000                               $30,000

* The term Fund Complex refers to all registered investment companies for which the Advisor performs advisory or administrative services and for which the individuals listed above serve as directors.

                              SERVICES TO THE FUND

ADMINISTRATIVE SERVICES

          PFPC Inc. ("PFPC"), 400 Bellevue Parkway, Wilmington, DE
19809, serves as the accounting services, dividend disbursing and transfer agent for each Portfolio. The services provided by PFPC are subject to supervision by the executive officers and the Board of Directors of the Fund, and include day-to-day keeping and maintenance of certain records, calculation of the offering price of the shares, preparation of reports, liaison with its custodians, and transfer and dividend disbursing agency services. For its services, each Portfolio pays PFPC fees at the annual rates set forth in the following table:

DOMESTIC EQUITY PORTFOLIOS
   .1025% of the first $300 million of net assets
   .0769% of the next $300 million of net assets
   .0513% of the next $250 million of net assets
   .0205% of the net assets over $850 million

INTERNATIONAL EQUITY PORTFOLIOS
   .1230% of the first $300 million of net assets
   .0615% of the next $300 million of net assets
   .0410% of the next $250 million of net assets
   .0205% of net assets over $850 million

VA SHORT-TERM FIXED PORTFOLIO
   .0513% of the first $100 million of net assets
   .0308% of the next $100 million of net assets
   .0205% of the next $200 million of net assets

VA GLOBAL BOND PORTFOLIO
   .1230% of the first $150 million of net assets
   .0820% of net assets between $150 million and $300 million
   .0615% of net assets between $300 million and $600 million
   .0410% of net assets between $600 million and $850 million
   .0205% of net assets over $850 million

PFPC also charges minimum fees at the rates of $54,000 per year for VA Large Value and the Fixed Income Portfolios and $75,000 per year for VA Small Value and the International Equity Portfolios. PFPC has agreed to limit the minimum fee for these Portfolios from time to time.

CUSTODIANS

          PFPC Trust Company, 400 Bellevue Parkway, Wilmington, DE 19809, serves as custodian for the Domestic Equity Portfolios and VA Short-Term Fixed Portfolio. Citibank, N.A., 111 Wall Street, New York, New York 10005, serves as the global custodian for the International Equity Portfolios and VA Global Bond Portfolio. The custodians maintain a separate account or accounts for the Portfolios; receive, hold and release portfolio securities on account of the Portfolios; make receipts and disbursements of money on behalf of the Portfolios; and collect and receive income and other payments and distributions on account of the Portfolios' portfolio securities.


DISTRIBUTOR

          The Fund acts as distributor of each series of its own shares of stock. It has, however, entered into an agreement with DFA Securities Inc., a wholly owned subsidiary of the Advisor, pursuant to which DFA Securities Inc. is responsible for supervising the sale of each series of shares. No compensation is paid by the Fund to DFA Securities Inc. under this agreement.

LEGAL COUNSEL

          Stradley, Ronon, Stevens & Young, LLP serves as legal counsel to the Fund. Its address is 2600 One Commerce Square, Philadelphia, PA 19103-7098.

                                  ADVISORY FEES

          David G. Booth and Rex A. Sinquefield, as directors and officers of the Advisor and shareholder of the Advisor's outstanding stock, may be deemed controlling persons of the Advisor. For the services it provides as investment advisor to each Portfolio, the Advisor is paid a monthly fee calculated as a percentage of average net assets of the Portfolio. For the fiscal years ended November 30, 1996, 1997 and 1998, the Portfolios paid advisory fees to the Advisor (and any sub-advisor) as set forth in the following table:


                                               1998            1997           1996
                                              (000)           (000)           (000)
                                           -----------     -----------     --------
VA Small Value                                 $ 89            $ 65           $ 28
VA Large Value                                 $ 69            $ 49           $ 20
VA International Value                         $ 81            $ 60           $ 28
VA International Small                         $ 59            $ 42           $ 27
VA Short-Term Fixed                            $ 42            $ 29           $ 14
VA Global Bond                                 $ 22            $ 15            $ 9



          The Advisor pays DFAL a fee equal to 50,000 pounds sterling total per year, payable on a quarterly basis, for services to the VA International Small Portfolio. The Advisor pays DFA Australia a fee equal to $13,000 per year, payable on a quarterly basis, for services to VA International Small Portfolio.


                               GENERAL INFORMATION

          The Fund was incorporated under Maryland law on June 15, 1981.
Until June 1983, the Fund was named DFA Small Company Fund Inc. Until September 18, 1995, VA Large Value Portfolio was named DFA Global Value Portfolio and VA Global Bond Portfolio was named DFA Global Bond Portfolio. The shares of each Portfolio, when issued and paid for in accordance with the Fund's prospectus, will be fully paid and non-assessable shares, with equal, non-cumulative voting rights and no preferences as to conversion, exchange, dividends, redemption or any other feature.

          Pursuant to an exemptive order from the SEC, shares of the Portfolios may be sold to registered separate accounts of various insurance companies offering variable annuity and variable life products. At present, the Board of Directors of the Fund does not foresee any disadvantage arising from the fact that each Portfolio may offer its shares to separate accounts of various insurance companies to serve as an investment vehicle for their variable separate accounts. However, a material conflict could arise between the interest of the different participating separate accounts. The Fund's Board of Directors would monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response to such conflicts of interest. If such conflicts were to occur, one or more insurance companies' separate accounts might be required to withdraw its investments in one or more Portfolios, or shares of another Portfolio may be substituted by the Fund. As a result, a Portfolio might be forced to sell a portion of its securities at a disadvantageous price. In the event of such a material conflict, the affected insurance companies agree to take any necessary steps, including removing its separate account from the Portfolio if required by law, to resolve the matter.

                               SHAREHOLDER RIGHTS

          Because of current federal securities law requirements, the Fund expects that its life insurance company shareholders will offer their contract owners the opportunity to instruct them as to how Portfolio shares allocable to their variable contracts will be voted with respect to certain matters, such as approval of investment advisory agreements. Generally, an insurance company will vote all Portfolio shares held in a separate account in the same proportion as it receives instructions from contract owners in that separate account. Under certain circumstances described in the insurance company separate account prospectus, the insurance company may not vote in accordance with the contract owner's instructions.

          With respect to matters which require shareholder approval, shareholders are entitled to vote only with respect to matters which affect the interest of the class of shares (Portfolio) which they hold, except as otherwise required by applicable law. If liquidation of the Fund should occur, shareholders would be entitled to receive on a per class basis the assets of the particular Portfolio whose shares they own, as well as a proportionate share of Fund assets not attributable to any particular class. Ordinarily, the Fund does not intend to hold annual meetings of shareholders, except as required by the 1940 Act or other applicable law. The Fund's by-laws provide that special meetings of shareholders shall be called at the written request of at least 10% of the votes entitled to be cast at such meeting. Such meeting may be called to consider any matter, including the removal of one or more directors. Shareholders will receive shareholder communications with respect to such matters as required by the 1940 Act, including semi-annual and annual financial statements of the Fund, the latter being audited at least once each year.

          Shareholder inquiries may be made by writing or calling the Funds at the address or telephone number appearing on the cover. Only those individuals whose signatures are on file for the account in question may receive specific account information or make changes in the account registration.

                         PRINCIPAL HOLDERS OF SECURITIES

          As of February 26, 1999, the following person(s) beneficially owned 5% or more of the outstanding stock of the Portfolios:


VA LARGE VALUE PORTFOLIO
         Peoples Benefit Insurance Company Separate Account* (formerly Providian Life and Health)       99.27%
         4333 Edgewood Road NE
         Cedar Rapids, IA  52499





VA GLOBAL BOND PORTFOLIO
         Peoples Benefit Insurance Company Separate Account*(1) (formerly Providian Life and Health)    96.51%




VA SMALL VALUE PORTFOLIO
         Peoples Benefit Insurance Company Separate Account*(1) (formerly Providian Life and Health)    99.44%





VA INTERNATIONAL VALUE PORTFOLIO
         Peoples Benefit Insurance Company Separate Account*(1) (formerly Providian Life and Health)    99.37%





VA INTERNATIONAL SMALL PORTFOLIO
         Peoples Benefit Insurance Company Separate Account*(1) (formerly Providian Life and Health)    99.17%





VA SHORT-TERM FIXED PORTFOLIO



                                       11






         Peoples Benefit Insurance Company Separate Account*(1) (formerly Providian Life and Health)    99.63%





------------------------
*Owner of record only.
(1) See address for shareholder previously listed above.


                        PURCHASE AND REDEMPTION OF SHARES

          The following information supplements the information set forth in the prospectus under the caption "PURCHASE AND REDEMPTION OF SHARES."

          The Fund will accept purchase and redemption orders on each day that the New York Stock Exchange ("NYSE") is open for business, regardless of whether the Federal Reserve System is closed. However, no purchases by wire may be made on any day that the Federal Reserve System is closed. The Fund will generally be closed on days that the NYSE is closed. The NYSE is scheduled to be open Monday through Friday throughout the year except for days closed to recognize New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. The Federal Reserve System is closed on the same days as the NYSE, except that it is open on Good Friday and closed on Columbus Day and Veterans' Day. Orders for redemptions and purchases will not be processed if the Fund is closed.

          Management believes that any dilutive effect of the cost of investing the proceeds of the sale of the shares of the Portfolios is minimal and, therefore, the shares of the Portfolios are currently sold at net asset value, without imposition of a reimbursement fee. Reimbursement fees may be charged prospectively from time to time based upon the future experience of the Portfolios. Any such charges will be described in the prospectus.

          The Fund reserves the right, in its sole discretion, to suspend the offering of shares of any or all Portfolios or reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interest of the Fund or a Portfolio.

          The Fund may suspend redemption privileges or postpone the date of payment: (1) during any period when the NYSE is closed, or trading on the NYSE is restricted as determined by the SEC, (2) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or fairly to determine the value of its assets and (3) for such other periods as the SEC may permit.

                           TAXATION OF THE PORTFOLIOS

The following is a summary of some of the federal income tax consequences that may affect each Portfolio. Unless your investment in a Portfolio is through a retirement plan, you should consider the tax implications of investing, and consult your own tax adviser.

DISTRIBUTION OF NET INCOME

          Each Portfolio receives income generally in the form of dividends and interest on its investments. This income, less expenses incurred in the operation of a Portfolio, constitute its net investment income from which dividends may be paid to its shareholders. Any distributions by a Portfolio from such income will be taxable to a shareholder as ordinary income, whether they are received in cash or in additional shares.

DISTRIBUTIONS OF CAPITAL GAINS

          A Portfolio may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to shareholders as ordinary income. Distributions paid from long-term capital gains realized by a Portfolio will be taxable to shareholders as long-term capital gain, regardless of how long the shares of the Portfolio have been held. Any net short-term or long-term capital gains realized by a Portfolio (net of any capital loss carryovers) generally will be distributed once each year, and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Portfolio.

ELECTION TO BE TAXED AS A REGULATED INVESTMENT COMPANY

          Each Portfolio intends to qualify each year as a regulated investment company by satisfying certain distribution and asset diversification requirements under Internal Revenue Code (the "Code"). As a regulated investment company, the Portfolios generally pay no federal income tax on the income and gains it distributes to its shareholders. The board reserves the right not to maintain the qualification of a Portfolio as a regulated investment company, if it determines such course of action to be beneficial to shareholders. In such case, a Portfolio will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to shareholders will be taxed as ordinary dividend income to the extent of a Portfolio's available earnings and profits.

EXCISE TAX DISTRIBUTION REQUIREMENT

          The Code requires a Portfolio to distribute at least 98% of its taxable ordinary income earned during the calendar year and 98% of its capital gain net income earned during the twelve month period ending October 31 (in addition to undistributed amounts from the prior year) to you by December 31 of each year in order to avoid federal excise taxes. Each Portfolio intends to declare and pay sufficient dividends in December (or January that are treated by you as received in December) but does not guarantee and can give no assurances that its distributions will be sufficient to eliminate all such taxes.

EFFECT OF FOREIGN INVESTMENTS ON DISTRIBUTIONS

          Most foreign exchange gains realized on the sale of debt instruments are treated as ordinary income by a Portfolio. Similarly, foreign exchange losses realized by a Portfolio on the sale of debt instruments are generally treated as ordinary losses by such Portfolio. These gains when distributed will be taxable to shareholders as ordinary dividends, and any losses will reduce a Portfolio's ordinary income otherwise available for distribution to shareholders. This treatment could increase or reduce a Portfolio's ordinary income distributions to shareholders, and may cause some or all of a Portfolio's previously distributed income to be classified as a return of capital.

          A Portfolio which invests in foreign securities may be subject to foreign withholding taxes on income from certain of their foreign securities. If more than 50% in value of the total assets of a Portfolio are invested in securities of foreign corporations, such Portfolio may elect to pass through to its shareholders their pro rata share of foreign income taxes paid by such Portfolio. If this election is made, shareholders will be required to include in their gross income their pro rata share of foreign taxes paid by the Portfolio. However, shareholders will be entitled to either deduct (as an itemized deduction in the case of individuals) their share of such foreign taxes in computing their taxable income or to claim a credit for such taxes against their U.S. federal income tax, subject to certain limitations under the Code.

DIVIDENDS RECEIVED DEDUCTION

          Portfolios which will receive virtually all their net investment income from the receipt of interest income or from investments in foreign securities are not expected to make distributions eligible for the dividends received deduction for corporations. In the case of the other Portfolios, dividends from net investment income will generally qualify in part for the corporate dividends received deduction, but the portion of dividends so qualified depends on the aggregate qualifying dividend income received by the Portfolio from domestic (U.S.) sources.

REDEMPTION OF PORTFOLIO SHARES

          Redemptions and exchanges of Portfolio shares are taxable transactions for federal and state income tax purposes that cause a shareholder to recognize a gain or loss. If a shareholder holds his shares as a capital asset, the gain or loss that he realizes will be capital gain or loss. Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to the shareholder by the Portfolio on those shares.

          All or a portion of any loss that a shareholder realizes upon the redemption of a Portfolio's shares will be disallowed to the extent that the shareholder purchases other shares in the Portfolio (through reinvestment of dividends or otherwise) within 30 days before or after the share redemption. Any loss disallowed under these rules will be added to the shareholder's tax basis in the new shares purchased by the shareholder.

U.S. GOVERNMENT OBLIGATIONS

          Many states grant tax-free status to dividends paid from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by a Portfolio. Investments in GNMA/FNMA securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities do not generally qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

COMPLEX SECURITIES

          A Portfolio may invest in complex securities and such investments may be subject to numerous special and complicated tax rules. These rules could affect whether gains or losses recognized by a Portfolio are treated as ordinary income or capital gain, accelerate the recognition of income to the Portfolio, defer a Portfolio's ability to recognize losses, and, in limited cases, subject the Portfolio to U.S. federal income tax on income from certain of its foreign investments. In turn, these rules may affect the amount, timing or character of the income distributed to a shareholder by a Portfolio.

INFORMATION ON THE TAX CHARACTER OF DISTRIBUTIONS

          The Portfolios will inform shareholders of the amount and character of distributions at the time they are paid, and will advise shareholders of the tax status for federal income tax purposes of such distributions shortly after the close of each calendar year. Shareholders who have not held shares of a Portfolio a full year may have designated and distributed to them as ordinary income or capital gain a percentage of income that is not equal to the actual amount of such income earned during the period of their investment in the Portfolio.

SPECIAL RULES APPLICABLE TO VARIABLE CONTRACTS

          Finally, in order to comply with regulations under Section 817(h) of the Code, a Portfolio is required to diversify its investments so that, on the last day of each quarter of a calendar year, no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. Generally, all securities of the same issuer are treated as a single investor.

          The Treasury Department has indicated that it may issue future pronouncements addressing the circumstances in which a variable contract owner's control of the investments of a separate account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the contract owner is considered the owner of the separate account, income and gains produced by those securities would be included currently in the contract owner's gross income. It is not known what standards will be set forth in such pronouncements or when, if at all, these pronouncements may be issued.

          Reference should be made to the prospectus for the applicable contract for more information regarding the federal income tax consequences to an owner of a contract.

                         CALCULATION OF PERFORMANCE DATA

          The Portfolios may disseminate reports of their investment performance from time to time. Investment performance is calculated on a total return basis; that is by including all net investment income and any realized and unrealized net capital gains or losses during the period for which investment performance is reported. If dividends or capital gains distributions have been paid during the relevant period, the calculation of investment performance will include such dividends and capital gains distributions as though reinvested in shares of the Portfolio. Standard quotations of total return, which include deductions of any applicable reimbursement fees, are computed in accordance with SEC Guidelines and are presented whenever any non-standard quotations are disseminated. Non-standardized total return quotations may differ from the SEC Guideline computations by covering different time periods, excluding deduction of reimbursement fees charged to investors and paid to the Portfolios which would otherwise reduce returns quotations. In all cases, disclosures are made when performance quotations differ from the SEC Guidelines. Performance data is based on historical earnings and is not intended to indicate future performance. Rates of return expressed on an annual basis will usually not equal the sum of returns expressed for consecutive interim periods due to the compounding of the interim yields. The Fund's annual report to shareholders relating to the Portfolios for the fiscal year ended November 30, 1998 contains additional performance information. A copy of the annual report is available upon request and without charge.

          With respect to the International Equity Portfolios and VA Global Bond Portfolio, rates of return expressed as a percentage of U.S. dollars will reflect applicable currency exchange rates at the beginning and ending dates of the investment periods presented. The return expressed in terms of U.S. dollars is the return one would achieve by investing dollars in the Portfolio at the beginning of the period and liquidating the investment in dollars at the end of the period. Hence, the return expressed as a percentage of U.S. dollars combines the investment performance of the Portfolio as well as the performance of the local currency or currencies of the Portfolio.

          Quotations of the annualized percentage total returns for each Portfolio for the one-, five-, and ten-year periods ended November 30, 1998 (as applicable) are set forth in the prospectus. Such quotations utilize the standardized method of calculation required by the SEC.

          Each Portfolio determines its average annual total return by finding the average annual compounded rates of return over the stated time period that would equate a hypothetical initial purchase order of $1,000 to its redeemable value (including capital appreciation/depreciation and dividends and distributions paid and reinvested less any fees charged to a shareholder account) at the end of the stated time period. The calculation assumes that all dividends and distributions are reinvested at the public offering price on the reinvestment dates during the period. The calculation also assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees. According to the SEC's formula:

                 n
         P(1 + T) = ERV
Where:

         P =      a hypothetical initial payment of $1,000

         T =      average annual total return

         n =      number of years

         ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one-, five-, and ten-year periods at the end of the one-, five-, and ten-year periods (or fractional portion thereof).

          In addition to the standardized method of calculating performance required by the SEC, the Portfolios may disseminate other performance data and may advertise total return calculated on a monthly basis.

          The Portfolios may compare their investment performance to appropriate market and mutual fund indices and investments for which reliable performance data is available. Such indices are generally unmanaged and are prepared by entities and organizations which track the performance of investment companies or investment advisors. Unmanaged indices often do not reflect deductions for administrative and management costs and expenses. The performance of the Portfolios may also be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. Any performance information, whether related to the Portfolios or to the Advisor, should be considered in light of a Portfolio's investment objectives and policies, characteristics and the quality of the portfolio and market conditions during the time period indicated and should not be considered to be representative of what may be achieved in the future.

                              FINANCIAL STATEMENTS

          PricewaterhouseCoopers LLP (formerly Coopers & Lybrand L.L.P.), 2400 Eleven Penn Center, Philadelphia, PA 19103, are the Fund's independent accountants. They audit the Fund's financial statements. The audited financial statements and financial highlights of the Portfolios for the fiscal year ended November 30, 1998, as set forth in the Fund's annual report to shareholders relating to the Portfolios, including the report of PricewaterhouseCoopers LLP, are incorporated by reference into this SAI.

          An investor may obtain a copy of the annual report, upon request and without charge, by contacting the Fund at the address or telephone number appearing on the cover of this SAI.

                    DFA INVESTMENT DIMENSIONS GROUP INC. (53/54)
                                       PART C
                                 OTHER INFORMATION

     ITEM 23.  EXHIBITS.

          (a)  Articles of Incorporation.
               (1) Articles of Restatement dated August 8, 1995 as filed with the Maryland Secretary of State on September 18, 1995. INCORPORATED HEREIN BY REFERENCE TO:
                    Filing:        Post-Effective Amendment No. 43/44 to the
                                   Registrant's Registration Statement on Form
                                   N-1A.
                    File Nos.:     2-73948 and 811-3258.
                    Filing Date:   October 4, 1996.

               (2) Articles Supplementary dated December 21, 1995 as filed with the Maryland Secretary of State on December 28, 1995. INCORPORATED HEREIN BY REFERENCE TO:
                    Filing:        Post-Effective Amendment No. 39/40 to the
                                   Registrant's Registration Statement on Form
                                   N-1A.
                    File Nos.:     2-73948 and 811-3258.
                    Filing Date:   January 30, 1996.

               (3) Articles Supplementary dated May 14, 1996 as filed with the Maryland Secretary of State on July 12, 1996.
                    INCORPORATED HEREIN BY REFERENCE TO:
                    Filing:        Post-Effective Amendment No. 41/42 to the
                                   Registrant's Registration Statement on
                                   Form N-1A.
                    File Nos.:     2-73948 and 811-3258.
                    Filing Date:   May 24, 1996.

               (4) Articles Supplementary dated October 18, 1996 as filed with the Maryland Secretary of State on December 5, 1996. INCORPORATED HEREIN BY REFERENCE TO:
                    Filing:        Post-Effective Amendment No. 44/45 to the
                                   Registrant's Registration Statement on Form
                                   N-1A.
                    File Nos.:     2-73948 and 811-3258.
                    Filing Date:   December 19, 1996.

               (5) Articles of Amendment dated December 20, 1996 as filed with the Maryland Secretary of State on December 20, 1996. INCORPORATED HEREIN BY REFERENCE TO:
                    Filing:        Post-Effective Amendment No. 44/45 to the
                                   Registrant's Registration Statement on Form
                                   N-1A.
                    File Nos.:     2-73948 and 811-3258.
                    Filing Date:   December 19, 1996.

               (6) Articles of Amendment dated July 28, 1997 as filed with the Maryland Secretary of State on August 1, 1997.
                    INCORPORATED HEREIN BY REFERENCE TO:
                    Filing:        Post-Effective Amendment No. 46/47 to the
                                   Registrant's Registration Statement on Form
                                   N-1A.
                    File Nos.:     2-73948 and 811-3258.
                    Filing Date:   September 16, 1997.


               (7) Articles Supplementary dated September 16, 1997 as filed with the Maryland Secretary of State on September 17, 1997. INCORPORATED HEREIN BY REFERENCE TO:
                    Filing:        Post-Effective Amendment No. 46/47 to the
                                   Registrant's Registration Statement on Form
                                   N-1A.
                    File Nos.:     2-73948 and 811-3258.
                    Filing Date:   September 16, 1997.


               (8) Articles Supplementary dated November 11, 1998 as filed with the Maryland Secretary of State on November 12, 1998. INCORPORATED HEREIN BY REFERENCE TO:
                    Filing:        Post-Effective Amendment No. 50/51 to the
                                   Registrant's Registration Statement on Form
                                   N-1A.
                    File Nos.:     2-73948 and 811-3258.
                    Filing Date:   January 22, 1999.

               (9) Articles Supplementary as filed with the Maryland Secretary of State on December 7, 1998 re: the addition of the:
                    *    Tax-Managed U.S. 5-10 Value Portfolio;
                    *    Tax-Managed U.S. 6-10 Small Company Portfolio;
                         and

                    *    Tax-Managed DFA International Value Portfolio;
                         and
                    * Tax-Managed U.S. Marketwide Value Portfolio INCORPORATED HEREIN BY REFERENCE TO:
                    Filing:        Post-Effective Amendment No. 50/51 to
                                   Registrant's Registration Statement on Form
                                   N-1A.
                    File Nos.:     2-73948 and 811-3258.
                    Filing Date:   January 22, 1999.


          (b)  By-Laws.
               By-Laws of the Registrant, as approved through September
               2, 1997.
               INCORPORATED HEREIN BY REFERENCE TO:
               Filing: Post-Effective Amendment No. 48/49 to the Registrant's Registration Statement on Form N-1A.
                              File Nos.:     2-73948 and 811-3258.
                              Filing Date:   March 20, 1998.

          (c)  Instruments Defining the Rights of Securityholders.
               (1) See Articles Fifth, Sixth, Eighth and Thirteenth of the Registrant's Articles of Restatement dated August 8, 1995. INCORPORATED HEREIN BY REFERENCE TO:
                    Filing:        Post-Effective Amendment No. 43/44 to the
                                   Registrant's Registration Statement on Form
                                   N-1A.
                    File Nos.:     2-73948 and 811-3258.
                    Filing Date:   October 4, 1996.

          (d)  Investment Advisory Agreement.
               (i)  Investment Management Agreements.
                    (1)  Investment Management Agreement
                         between the Registrant and Dimensional
                         Fund Advisors Inc. ("DFA") dated May 13,
                         1987 re: the:
                         *    DFA Five-Year Government Portfolio.
                         INCORPORATED HEREIN BY REFERENCE TO:
                         Filing:   Post-Effective Amendment
                                   No. 48/49 to the Registrant's
                                   Registration Statement on
                                   Form N-1A.
                         File Nos.:     2-73948 and 811-3258.
                         Filing Date:   March 20, 1998.

                    (2) Investment Management Agreement between the Registrant and DFA dated April 26, 1994 re: the:
                         *    DFA Global Fixed Income Portfolio
                              (formerly the DFA Global Bond Portfolio).
                         INCORPORATED HEREIN BY REFERENCE TO:
                         Filing:        Post-Effective Amendment
                                        No. 48/49 to the Registrant's
                                        Registration Statement on
                                        Form N-1A.
                         File Nos.:     2-73948 and 811-3258.
                         Filing Date:   March 20, 1998.


                    (3)  Investment Management Agreement between
                         the Registrant and DFA dated September 24, 1990
                         re: the:
                         *    DFA Intermediate Government Fixed
                              Income Portfolio (formerly the DFA
                              Intermediate Government Bond Portfolio)
                         INCORPORATED HEREIN BY REFERENCE TO:
                         Filing: Post-Effective Amendment No. 50/51 to the Registrant's Registration Statement on Form N-1A.
                         File Nos.:     2-73948 and 811-3258.
                         Filing Date:   January 22, 1999.


                    (4)  Investment Advisory Agreement between the
                         Registrant and DFA dated April 2, 1991 re: the:
                         *    Large Cap International Portfolio
                         INCORPORATED HEREIN BY REFERENCE TO:
                         Filing: Post-Effective Amendment No. 50/51 to the Registrant's Registration Statement on Form N-1A.
                         File Nos.:     2-73948 and 811-3258.
                         Filing Date:   January 22, 1999.


                    (5) Amendment to Investment Advisory Agreement between the Registrant and DFA dated
                         September 21, 1992, effective on September 21, 1992 re: the:
                         *    DFA Real Estate Securities Portfolio
                         INCORPORATED HEREIN BY REFERENCE TO:
                         Filing:        Post-Effective Amendment
                                        No. 48/49 to the Registrant's
                                        Registration Statement on

                                        Form N-1A.
                         File Nos.:     2-73948 and 811-3258.
                         Filing Date:   March 20, 1998.

                    (6)  Investment Advisory Agreement between the
                         Registrant and DFA dated December 20, 1994 re:
                         the:
                         *    DFA International Small Cap Value
                              Portfolio)
                         INCORPORATED HEREIN BY REFERENCE TO:
                         Filing: Post-Effective Amendment No. 50/51 to the Registrant's Registration Statement on Form N-1A.
                         File Nos.:     2-73948 and 811-3258.
                         Filing Date:   January 22, 1999.


                    (7)  Investment Advisory Agreement between the
                         Registrant and DFA dated September 8, 1995 re:
                         the:
                         *    VA Large Value Portfolio (formerly known
                              as the DFA Global Value Portfolio)
                         INCORPORATED HEREIN BY REFERENCE TO:
                         Filing: Post-Effective Amendment No. 50/51 to the Registrant's Registration Statement on Form N-1A.
                         File Nos.:     2-73948 and 811-3258.
                         Filing Date:   January 22, 1999.


                    (8)  Investment Advisory Agreement between the
                         Registrant and DFA dated September 8, 1995 re:
                         the:
                         *    VA Small Value Portfolio
                         INCORPORATED HEREIN BY REFERENCE TO:
                         Filing: Post-Effective Amendment No. 50/51 to the Registrant's Registration Statement on Form N-1A.
                         File Nos.:     2-73948 and 811-3258.
                         Filing Date:   January 22, 1999.

                    (9) Investment Advisory Agreement between the Registrant and DFA dated September 8, 1995 re: the:

                         *    VA International Value Portfolio
                         INCORPORATED HEREIN BY REFERENCE TO:
                         Filing:   Post-Effective Amendment No.

                                   50/51 to Registrant's Registration
                                   Statement on Form N-1A.
                         File Nos.:     2-73948 and 811-3258.
                         Filing Date:   January 22, 1999.

                    (10) Investment Advisory Agreement between the
                         Registrant and DFA dated September 8, 1995 re:
                         the:
                         *    VA International Small Portfolio
                         INCORPORATED HEREIN BY REFERENCE TO:
                         Filing: Post-Effective Amendment No. 50/51 to the Registrant's Registration Statement on Form N-1A.
                         File Nos.:     2-73948 and 811-3258.
                         Filing Date:   January 22, 1999.


                    (11) Investment Advisory Agreement between the
                         Registrant and DFA dated September 8, 1995 re:
                         the:
                         *    VA Short-Term Fixed Portfolio
                         INCORPORATED HEREIN BY REFERENCE TO:
                         Filing: Post-Effective Amendment No. 50/51 to the Registrant's Registration Statement on Form N-1A.
                         File Nos.:     2-73948 and 811-3258.
                         Filing Date:   January 22, 1999.


                    (12) Investment Advisory Agreement between the
                         Registrant and DFA dated August 8, 1996 re:
                         the:
                         *    International Small Company Portfolio
                         INCORPORATED HEREIN BY REFERENCE TO:
                         Filing: Post-Effective Amendment No. 50/51 to the Registrant's Registration Statement on Form N-1A.
                         File Nos.:     2-73948 and 811-3258.
                         Filing Date:   January 22, 1999.

                    (13) Investment Advisory Agreement between the Registrant
                         and DFA dated December 7, 1998.  re: the
                         *    Tax-Managed U.S. 5-10 Value Portfolio;
                         *    Tax-Managed U.S. 6-10 Small Company Portfolio; and

                         * Tax-Managed DFA International Value Portfolio INCORPORATED HEREIN BY REFERENCE TO:
                         Filing: Post-Effective Amendment No. 50/51 to the Registrant's Registration Statement on Form N-1A.
                         File Nos.:     2-73948 and 811-3258.
                         Filing Date:   January 22, 1999.

               (ii) Sub-advisory Agreements.
                    (1)  Sub-Advisory Agreement between the Registrant,
                         DFA and DFA Australia Ltd. (formerly DFA
                         Australia Pty Limited) dated September 21, 1995 re:
                         the:
                         *    VA International Small Portfolio.
                         INCORPORATED HEREIN BY REFERENCE TO:
                         Filing:        Post-Effective Amendment No.
                                        37/38 to the Registrant's Registration
                                        Statement on Form N-1A.
                         File Nos.:     2-73948 and 811-3258.
                         Filing Date:   November 22, 1995.

                    (2)  Sub-Advisory Agreement between the Registrant,
                         DFA and Dimensional Fund Advisors Ltd. dated
                         September 21, 1995 re: the:
                         *    VA International Small Portfolio.
                         INCORPORATED HEREIN BY REFERENCE TO:
                         Filing:        Post-Effective Amendment No.
                                        37/38 to the Registrant's Registration
                                        Statement on Form N-1A.
                         File Nos.:     2-73948 and 811-3258.
                         Filing Date:   November 22, 1995.

                    (3)  Form of Consultant Services Agreement
                         between DFA and DFA Australia
                         Ltd. (formerly DFA Australia Pty Limited)
                         INCORPORATED HEREIN BY REFERENCE TO:
                         Filing: Post-Effective Amendment No. 50/51 to the Registrant's Registration Statement on Form N-1A.
                         File Nos.:     2-73948 and 811-3258.
                         Filing Date:   January 22, 1999.

                    (4) Form of Consultant Services Agreement between DFA and Dimensional Fund Advisors Ltd.,

                         INCORPORATED HEREIN BY REFERENCE TO:
                         Filing: Post-Effective Amendment No. 50/51 to Registrant's Registration Statement on Form N-1A.
                         File Nos.:     2-73948 and 811-3258.
                         Filing Date:   January 22, 1999.

          (e)  Underwriting Contracts.
               (1) Agreement between the Registrant and DFA Securities Inc. INCORPORATED HEREIN BY REFERENCE TO:
                    Filing:        Post-Effective Amendment No. 48/49 to the
                                   Registrant's Registration Statement on
                                   Form N-1A.
                    File Nos.:     2-73948 and 811-3258.
                    Filing Date:   March 20, 1998.

          (f)  Bonus or Profit Sharing Plans.
               Not Applicable.

          (g)  Custodian Agreements.
               (1) Form of Custodian Services Agreement between the Registrant and PNC Bank, N.A. (formerly
                    Provident National Bank) dated February 8, 1996
                    re: the:
                    *    Enhanced U.S. Large Company Portfolio;
                    *    DFA Two-Year Corporate Fixed
                              Income Portfolio; and
                    *    DFA Two-Year Government Portfolio
                    INCORPORATED HEREIN BY REFERENCE TO:
                    Filing: Post-Effective Amendment No. 37/38 to the Registrant's Registration Statement on Form N-1A.
                         File Nos.:  2-73948 and 811-3258.
                         Filing Date:  November 22, 1995.

               (2) Form of Custodian Agreement between the Registrant and PNC Bank, N.A. (formerly Provident National
                    Bank) re: the:
                    *    U.S. 9-10 Small Company Portfolio;
                    *    U.S. Large Company Portfolio;
                    *    DFA One-Year Fixed Income Portfolio;
                    *    DFA Intermediate Government Fixed
                         Income Portfolio (formerly known as the
                         DFA Intermediate Government Bond
                              Portfolio; and

                    *    DFA Five-Year Government Portfolio
                         Previously filed with this registration statement and incorporated herein by reference
                    a)   Addendum No. 1
                         INCORPORATED HEREIN BY REFERENCE TO:
                         Filing: Post-Effective Amendment No. 50/51 to the Registrant's Registration Statement on Form N-1A.
                         File Nos.:     2-73948 and 811-3258.
                         Filing Date:   January 22, 1999.


          (h)  Other Material Contracts.
               (1)  Transfer Agency Agreement.
                    Transfer Agency Agreement between the Registrant and
                    PFPC Inc. (formerly Provident Financial Processing Corporation).
                    INCORPORATED HEREIN BY REFERENCE TO:
                    Filing:        Post-Effective Amendment No. 48/49 to
                                   the Registrant's Registration Statement on
                                   Form N-1A.
                    File Nos.:     2-73948 and 811-3258.
                    Filing Date:   March 20, 1998.
                    a)   Addendum Number One
                         INCORPORATED HEREIN BY REFERENCE TO:
                         Filing:   Post-Effective Amendment No. 50/51 to the
                                   Registrant's Registration Statement on Form
                                   N-1A.
                         File Nos.:     2-73948 and 811-3258.
                         Filing Date:   January 22, 1999.


               (2)  Administration and Accounting Agreement
                    Administration and Accounting Services Agreement
                    between the Registrant and PFPC.
                    INCORPORATED HEREIN BY REFERENCE TO:
                    Filing:        Post-Effective Amendment
                                   No. 48/49 to the Registrant's
                                   Registration Statement on
                                   Form N-1A.
                    File Nos.:     2-73948 and 811-3258.
                    Filing Date:   March 20, 1998.
                    a)   Addendum Number One
                         INCORPORATED HEREIN BY REFERENCE TO:
                         Filing:   Post-Effective Amendment No. 50/51 to the
                                   Registrant's Registration

                                   Statement on Form N-1A.
                         File Nos.:     2-73948 and 811-3258.
                         Filing Date:   January 22, 1999.

               (3)  Administration Agreements.
                    Administration Agreements between the Registrant and
                    DFA.
                    (1)  Dated January 6, 1993 re: the
                         *    DFA One-Year Fixed Income Portfolio
                              (formerly The DFA Fixed Income Shares)
                         INCORPORATED HEREIN BY REFERENCE TO:
                         Filing: Post-Effective Amendment No. 50/51 to the Registrant's Registration Statement on Form N-1A.
                         File Nos.:     2-73948 and 811-3258.
                         Filing Date:   January 22, 1999.


                    (2)  Dated August 8, 1996 re: the:
                         *    Japanese Small Company Portfolio
                         INCORPORATED HEREIN BY REFERENCE TO:
                         Filing: Post-Effective Amendment No. 50/51 to the Registrant's Registration Statement on Form N-1A.
                         File Nos.:     2-73948 and 811-3258.
                         Filing Date:   January 22, 1999.


                    (3)  Dated August 8, 1996 re: the
                         *    United Kingdom Small Company Portfolio
                         INCORPORATED HEREIN BY REFERENCE TO:
                         Filing: Post-Effective Amendment No. 50/51 to the Registrant's Registration Statement on Form N-1A.
                         File Nos.:     2-73948 and 811-3258.
                         Filing Date:   January 22, 1999.


                    (4)  Dated August 8, 1996 re: the
                         *    Continental Small Company Portfolio
                         INCORPORATED HEREIN BY REFERENCE TO:
                         Filing: Post-Effective Amendment No. 50/51 to the Registrant's Registration Statement on Form N-1A.
                         File Nos.:     2-73948 and 811-3258.
                         Filing Date:   January 22, 1999.

                    (5)  Dated December 1, 1995 re: the:
                         *    U.S. Large Company Portfolio
                         INCORPORATED HEREIN BY REFERENCE TO:
                         Filing: Post-Effective Amendment No. 50/51 to the Registrant's Registration Statement on Form N-1A.
                         File Nos.:     2-73948 and 811-3258.
                         Filing Date:   January 22, 1999.


                    (6)  Dated August 8, 1996 re: the
                         *    Pacific Rim Small Company Portfolio (The
                              Series became a feeder portfolio of
                              DFA/ITC on January 15, 1993.)
                         INCORPORATED HEREIN BY REFERENCE TO:
                         Filing: Post-Effective Amendment No. 50/51 to the Registrant's Registration Statement on Form N-1A.
                         File Nos.:     2-73948 and 811-3258.
                         Filing Date:   January 22, 1999.


                    (7)  Dated January 6, 1993 re: the
                         *    U.S. 6-10 Small Company Portfolio
                         INCORPORATED HEREIN BY REFERENCE TO:
                         Filing: Post-Effective Amendment No. 50/51 to the Registrant's Registration Statement on Form N-1A.
                         File Nos.:     2-73948 and 811-3258.
                         Filing Date:   January 22, 1999.


                    (8)  Dated January 6, 1993 re: the:
                         *    U.S. Large Cap Value Portfolio (formerly
                              the U.S. Large Cap High Book to Market
                              Portfolio)
                         INCORPORATED HEREIN BY REFERENCE TO:
                         Filing: Post-Effective Amendment No. 50/51 to the Registrant's Registration Statement on Form N-1A.
                         File Nos.:     2-73948 and 811-3258.
                         Filing Date:   January 22, 1999.

                    (9)  Dated January 6, 1993 re: the:
                         * U.S. 6-10 Value Portfolio (formerly the U.S. Small Cap High Book to Market Portfolio)
                         INCORPORATED HEREIN BY REFERENCE TO:
                         Filing:   Post-Effective Amendment No.

                                   50/51 to the Registrant's Registration
                                   Statement on Form N-1A.
                         File Nos.:     2-73948 and 811-3258.
                         Filing Date:   January 22, 1999.


                    (10) Dated February 8, 1996 re: the
                         *    RWB/DFA International High Book to
                              Market Portfolio (formerly DFA
                              International High Book to
                              Market Portfolio; formerly the Reinhardt
                              Werba Bowen International Large Stock
                              Portfolio)
                         INCORPORATED HEREIN BY REFERENCE TO:
                         Filing: Post-Effective Amendment No. 50/51 to the Registrant's Registration Statement on Form N-1A.
                         File Nos.:     2-73948 and 811-3258.
                         Filing Date:   January 22, 1999.


                    (11) Dated March 30, 1994 re:
                         *    Emerging Markets Portfolios
                         INCORPORATED HEREIN BY REFERENCE TO:
                         Filing: Post-Effective Amendment No. 50/51 to the Registrant's Registration Statement on Form N-1A.
                         File Nos.:     2-73948 and 811-3258.
                         Filing Date:   January 22, 1999.

                    (12) Dated February 8, 1996 re: the:
                         *    Enhanced U.S. Large Company Portfolio
                         INCORPORATED HEREIN BY REFERENCE TO:
                         Filing: Post-Effective Amendment No. 50/51 to Registrant's Registration Statement on Form N-1A.
                         File Nos.:     2-73948 and 811-3258.
                         Filing Date:   January 22, 1999.

                    (13) Dated February 8, 1996 re: the:
                         *    DFA Two-Year Corporate Fixed Income
                              Portfolio
                         INCORPORATED HEREIN BY REFERENCE TO:
                         Filing: Post-Effective Amendment No. 50/51 to the Registrant's Registration Statement on Form N-1A.
                         File Nos.:     2-73948 and 811-3258.

                         Filing Date:   January 22, 1999.

                    (14) Dated February 8, 1996 re: the
                         *    DFA Two-Year Global Fixed Income
                              Portfolio
                         INCORPORATED HEREIN BY REFERENCE TO:
                         Filing: Post-Effective Amendment No. 50/51 to the Registrant's Registration Statement on Form N-1A.
                         File Nos.:     2-73948 and 811-3258.
                         Filing Date:   January 22, 1999.


                    (15) Dated February 8, 1996 re: the:
                         *    DFA Two-Year Government Portfolio
                         INCORPORATED HEREIN BY REFERENCE TO:
                         Filing: Post-Effective Amendment No. 50/51 to the Registrant's Registration Statement on Form N-1A.
                         File Nos.:     2-73948 and 811-3258.
                         Filing Date:   January 22, 1999.


                    (16) Dated August 8, 1996 re: the:
                         *    International Small Company Portfolio
                         INCORPORATED HEREIN BY REFERENCE TO:
                         Filing: Post-Effective Amendment No. 50/51 to the Registrant's Registration Statement on Form N-1A.
                         File Nos.:     2-73948 and 811-3258.
                         Filing Date:   January 22, 1999.


                    (17) Dated December 19, 1996 re: the:
                         *    Emerging Markets Small Cap Portfolio
                         INCORPORATED HEREIN BY REFERENCE TO:
                         Filing: Post-Effective Amendment No. 50/51 to the Registrant's Registration Statement on Form N-1A.
                         File Nos.:     2-73948 and 811-3258.
                         Filing Date:   January 22, 1999.

                    (18) Dated November 30, 1997 re: the:
                         *    U.S. 9-10 Small Company Portfolio
                         INCORPORATED HEREIN BY REFERENCE TO:
                         Filing: Post-Effective Amendment No. 50/51 to Registrant's Registration Statement on Form N-1A.

                         File Nos.:     2-73948 and 811-3258.
                         Filing Date:   January 22, 1999.

                    (19) Dated November 30, 1997 re: the:
                         *    U.S. 4-10 Value Portfolio
                         INCORPORATED HEREIN BY REFERENCE TO:
                         Filing: Post-Effective Amendment No. 50/51 to the Registrant's Registration Statement on Form N-1A.
                         File Nos.:     2-73948 and 811-3258.
                         Filing Date:   January 22, 1999.


                    (20) Dated November 30, 1997 re: the:
                         *    Emerging Markets Value Portfolio
                         INCORPORATED HEREIN BY REFERENCE TO:
                         Filing: Post-Effective Amendment No. 50/51 to the Registrant's Registration Statement on Form N-1A.
                         File Nos.:     2-73948 and 811-3258.
                         Filing Date:   January 22, 1999.


                    (21) Dated December 8, 1998 re: the:
                         * Tax-Managed U.S. Large Cap Value Portfolio; INCORPORATED HEREIN BY REFERENCE TO:
                         Filing: Post-Effective Amendment No. 50/51 to the Registrant's Registration Statement on Form N-1A.
                         File Nos.:     2-73948 and 811-3258.
                         Filing Date:   January 22, 1999.

               (4)  Other.
                    (a)  Marketing Agreement dated June 29, 1994 between
                         DFA and National Home Life Assurance Company. INCORPORATED HEREIN BY REFERENCE TO:
                         Filing:        Post-Effective Amendment No.
                                        33/34 to the Registrant's Registration
                                        Statement on Form N-1A.
                         File Nos.:     2-73948 and 811-3258.
                         Filing Date:   June 19, 1995.

                    (b) Participation Agreement between DFA Investment Dimensions Group, Inc., DFA, DFA Securities, Inc. and National Home Life Assurance Company. INCORPORATED HEREIN BY REFERENCE TO:

                         Filing:        Post-Effective Amendment No.
                                        33/34 to the Registrant's Registration
                                        Statement on Form N-1A.
                         File Nos.:     2-73948 and 811-3258.
                         Filing Date:   June 19, 1995.

                    (c)  FORM OF Client Service Agent Agreement re: the:
                         *    RWB/DFA International High Book to
                              Market Portfolio (formerly the DFA
                              International High Book to Market Portfolio
                              and Reinhardt Werba Bowen International
                              Large Stock Portfolio).
                              INCORPORATED HEREIN BY REFERENCE TO:
                              Filing:        Post-Effective Amendment
                                             No. 37/38 to the Registrant's
                                             Registration Statement on
                                             Form N-1A.
                              File Nos.:     2-73948 and 811-3258.
                              Filing Date:   November 22, 1995.

          (i)  Legal Opinion.
               Opinion of Stradley, Ronon, Stevens & Young, LLP, IS INCORPORATED HEREIN BY REFERENCE TO:
               Filing: Post-Effective Amendment No. 50/51 to the Registrant's Registration Statement on Form N-1A.
               File Nos.:     2-73948 and 811-3258.
               Filing Date:   January 22, 1999.


          (j)  Other Opinions.
               (1)  Consent of PricewaterhouseCoopers LLP
                    IS FILED HEREWITH AS EXHIBIT EX-99.B11.

          (k)  Omitted Financial Statements.
               Not applicable.

          (l)  Initial Capital Agreements.
               Subscription Agreement under Section 14(a)(3) of the Investment Company Act of 1940.
               Previously filed with this registration statement and incorporated herein by reference.

          (m)  Rule 12b-1 Plans.
               Not Applicable

          (n)  Financial Data Schedules.
               Financial Data Schedules as of November 30, 1998 ARE ELECTRONICALLY FILED HEREWITH AS EXHIBIT EX-27.1-27.28 on behalf of the following series:



               (16) RWB/DFA International High Book-to-Market Portfolio;



               (17) VA Global Bond Portfolio;

               (18) VA Large Value Portfolio;

               (19) VA Small Value Portfolio;

               (20) VA International Value Portfolio;

               (21) VA International Small Portfolio;

               (22) VA Short-Term Fixed Portfolio;



          (o)  Plans pursuant to Rule 18f-3.
               Not Applicable.

          (p)  Powers-of-Attorney.

               (1) Power-of-Attorney appointing David G. Booth, Rex A. Sinquefield, Michael T. Scardina, Irene R. Diamant and Stephen W. Kline, Esq. as attorney-in-fact for the Registrant and certified resolution relating thereto on behalf of the Registrant.
                    INCORPORATED HEREIN BY REFERENCE TO:
                    Filing: Post-Effective Amendment No. 31/32 to the Registrant's Registration Statement on
                              Form N-1A.
                    Filing Nos.:   2-73948 and 811-3258.
                    Filing Date:   October 3, 1994.

               (2) Power-of-Attorney appointing David G. Booth, Rex A. Sinquefield, Michael T. Scardina, Irene R. Diamant and Stephen W. Kline, Esq. as attorney-in-fact for THE DFA INVESTMENT TRUST COMPANY ("DFA/ITC")
                    and certified resolution relating thereto on behalf of DFA/ITC.
                    INCORPORATED HEREIN BY REFERENCE TO:
                    Filing: Post-Effective Amendment No. 13/14 to the Registrant's Registration Statement of the Registrant on Form N-1A.
                    File Nos.:     33-33980 and 811-6067.
                    Filing Date:   March 21, 1996.

               (3) Powers-of-Attorney for Registrant, DFA/ITC and Dimensional Emerging Markets Fund Inc. dated July 18, 1997.
                    INCORPORATED HEREIN BY REFERENCE TO:
                    Filing:   Post-Effective Amendment No. 47/48 to
                              the Registrant's Registration Statement
                              on Form N-1A.
                    File Nos.:     2-73948 and 811-3258.
                    Filing Date:   November 30, 1997.

ITEM 24.  Persons Controlled by or Under Common Control with the Fund.
          None.

ITEM 25.  Indemnification.
          Reference is made to Section 1 of Article XI of the Registrant's By-Laws (as approved through 10/17/96), incorporated herein by reference, which provides for indemnification, as set forth below.

               With respect to the indemnification of the Officers and Directors of the Corporation:
               (a) The Corporation shall indemnify each officer and Director made party to a proceeding, by reason of service in such capacity, to the fullest extent, and in the manner provided, under Section 2-418 of the Maryland General Corporation
                    Law: (i) unless it is proved that the person seeking indemnification did not meet the standard of conduct set forth in subsection (b)(1) of such section; and (ii) provided, that the Corporation shall not indemnify any officer or Director for any liability to the Corporation or its security holders arising from the willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

               (b) The provisions of clause (i) of paragraph (a) herein notwithstanding, the Corporation shall indemnify each Officer and Director against reasonable expenses incurred in connection with the successful defense of any proceeding to which such officer or Director is a party by reason of service in such capacity.

               (c) The Corporation, in the manner and to the extent provided by applicable law, shall advance to each officer and Director who is made party to a proceeding by reason of service in such capacity the reasonable expenses incurred by such person in connection therewith.

ITEM 26.  Business and Other Connections of the Investment Advisor.
          (a) Dimensional Fund Advisors Inc., with a principal place of business located at 1299 Ocean Drive, 11th Floor, Santa Monica, CA 90401, the investment manager for the Registrant, is also the investment manager for three other registered open-end investment companies, The DFA Investment Trust Company, Dimensional Emerging Markets Funds Inc. and Dimensional Investment Group Inc. The Advisor also serves as sub-advisor for certain other registered investment companies.

               The Advisor is engaged in the business of providing investment advice primarily to institutional investors. For additional information, please see "Management of the Fund" in PART A and "Directors and Officers" in PART B of this Registration Statement.

               Additional information as to the Advisor and the directors and officers of the Advisor is included in the Advisor's Form ADV filed with the Commission (File No. 801-16283), which is incorporated herein by reference and sets forth the officers and directors of the Advisor and information as to any business, profession, vocation or employment or a substantial nature engaged in by those officers and directors during the past two years.

          (b) The Sub-Advisor for the VA International Small Portfolio of the Registrant is Dimensional Fund Advisors Ltd. ("DFAL"). DFAL has its principal place of business is 14 Berkeley Street, London W1X 5AD, England.

          (c) The Sub-Advisor for the VA International Small Portfolio of the Registrant is DFA Australia Limited ("DFA Australia"). DFA has its principal placed of business is Suite 4403 Gateway, 1 MacQuarie Place, Sydney, New South Wales 2000, Australia.

ITEM 27.  Principal Underwriters.
          Names of investment companies for which the Registrant's principal underwriter also acts as principal underwriter.
          (a)  Not applicable.
          (b) Registrant distributes its own shares. It has entered into an agreement with DFA Securities Inc. dated March 31, 1989, which provides that DFA Securities Inc., 1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401, will supervise the sale of Registrant's shares.
          (c)  Not applicable.

ITEM 28.  Location of Accounts and Records.
          The accounts and records of the Registrant are located at the office of the Registrant and at additional locations, as follows:

          Name                                    Address
          DFA Investment Dimensions Group Inc.    1299 Ocean Avenue
                                                  11th Floor
                                                  Santa Monica, CA  90401

          PFPC Inc.                               400 Bellevue Parkway,
                                                  Wilmington, DE 19809.

ITEM 29.  Management Services.
          None.

ITEM 30.  Undertakings.
          Not Applicable.

                                      SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Santa Monica and State of California on the 26th day of March, 1999.


                    DFA INVESTMENT DIMENSIONS GROUP INC.
                              (Registrant)

                    By:  David G. Booth*
                         David G. Booth, President
                              (Signature and Title)David G. Booth


Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.



Signature                     Title               Date
David G. Booth*               Director and        March 26, 1999
David G. Booth                Chairman-Chief
                              Executive Officer


Rex A. Sinquefield*           Director and        March 26, 1999
Rex A. Sinquefield            Chairman-Chief
                              Investment Officer


Michael T. Scardina*          Chief Financial     March 26, 1999
Michael T. Scardina           Officer, Treasurer
                              and Vice President


George M. Constantinides*     Director            March 26, 1999
George M. Constantinides


John P. Gould*                Director            March 26, 1999
John P. Gould


Roger G. Ibbotson*            Director            March 26, 1999
Roger G. Ibbotson


Merton H. Miller*             Director            March 26, 1999
Merton H. Miller


                                      -21-

Myron S. Scholes*             Director            March 26, 1999
Myron S. Scholes



     * By:     Irene R. Diamant
               Irene R. Diamant
               Attorney-in-Fact (Pursuant to a Power-of-Attorney)

                                    EXHIBIT INDEX


 N-1A EXHIBIT NO.     EDGAR            DESCRIPTION
 23(j)                EX-99.b11        Consent of PricewaterhouseCoopers LLP
 23(n)                                 Financial Data Schedules dated November
                                       30, 1998 relating to the:
 23(n)(16)            EX-99.b27.16     RWB/DFA International High Book-to-
                                       Market Portfolio
 23(n)(17)            EX-99.b27.17     VA Global Bond Portfolio
 23(n)(18)            EX-99.b27.18     VA Large Value Portfolio
 23(n)(19)            EX-99.b27.19     VA Small Value Portfolio
 23(n)(20)            EX-99.b27.20     VA International Value Portfolio
 23(n)(21)            EX-99.b27.21     VA International Small Portfolio
 23(n)(22)            EX-99.b27.22     VA Short-Term Fixed Portfolio


                                      -23-